UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-23889

Jackson Credit Opportunities Fund

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Andrew Tedeschi

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (517) 381-5500

Date of Fiscal Year End: March 31

Date of Reporting Period: April 1, 2025 – March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

JACKSON

Annual Report

MARCH 31, 2026

Jackson Credit Opportunities Fund

Jackson® is the marketing name for Jackson Financial Inc., Jackson National Life Insurance Company® (Home Office: Lansing, Michigan), and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York). Jackson National Life Distributors LLC.

Jackson Credit Opportunities Fund Neuberger Berman Investment Advisers LLC (Unaudited)

Jackson Credit Opportunities Fund

Composition as of March 31, 2026:
Industrials	19.0%
Catastrophe Bonds	15.1
Financials	11.3
Consumer Discretionary	8.9
Health Care	6.3
Information Technology	6.2
Non-U.S. Government Agency ABS	6.2
Communication Services	5.6
Materials	4.7
Utilities	3.7
Energy	3.6
Government Securities	3.6
Consumer Staples	2.4
Real Estate	1.5
U.S. Government Agency MBS	-
Warrants	-
Other Short Term Investments	1.9
Total Investments	100.0%

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class I shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses.

Average Annual Total Returns
Class I†
1 Year	6.21%
Since Inception	8.36
†Inception date December 01, 2023

For the year ended March 31, 2026, Jackson Credit Opportunities Fund underperformed its primary benchmark by posting a return of 6.21% for Class I shares compared to 7.01% for the Bloomberg U.S. High Yield 2% Issuer Cap Index.

Macroeconomic and market conditions during the reporting period

Over the past year, the U.S. economy delivered a mixed but broadly resilient performance, with growth moderating before stabilizing into early 2026. Inflation re-accelerated modestly, driven primarily by energy price pressures and the pass-through effects of elevated tariffs, while core inflation remained more contained. Against this backdrop, the Federal Reserve paused its easing cycle, holding rates steady across consecutive meetings as policymakers balanced a solid labor market against persistent inflationary pressures. The escalation of geopolitical tensions in early 2026, alongside the continued economic impact of elevated U.S. tariff rates following the April 2025 trade actions, sustained a degree of policy uncertainty and contributed to heightened volatility across risk assets in 2026. Option-Adjusted Spreads for U.S. investment grade (“IG”) credit widened from historically tight levels, with the bulk of movement concentrated in Q1 2026. High yield spreads experienced a sharper move, reflecting a broader recalibration of risk premia amid macro and geopolitical uncertainty. Within IG and high yield corporates, fundamentals remain broadly stable, though earnings expectations have been modestly revised lower and profitability continues to face pressure from elevated input costs tied to the prevailing tariff environment. Management teams have largely maintained disciplined cost management and conservative financial policies, supported by solid free cash flow generation; however, the persistence of broad-based trade measures introduces incremental headwinds to margins and top-line growth that warrant monitoring. Idiosyncratic risk has risen at the margins, though default expectations remain broadly in line with historical norms.

Positioning in alternative credit was the primary driver of returns over the trailing one-year period, with insurance linked bonds, opportunistic private credit, and large cap direct lending as the largest sources of total return. High yield and emerging market debt were also primary contributors to absolute performance. Duration contributed positively to absolute returns. Securitized credit, CLOs, and senior floating rate loans also contributed to total returns, but to a lesser degree. There were no material detractors from absolute performance.

We increased exposure in emerging market debt, senior floating rate loans, non-US DM high yield, hybrids, and US investment grade credit. We reduced exposure to securitized credit, CLOs, US high yield and non-US DM IG credit. While credit spreads are up off the historical lows and all-in yields remain attractive, overall, we expect spreads to be generally rangebound, albeit in a wider range, for the remainder of the year with some potential for further widening depending on the real economic and margin impacts from higher energy costs and volatility in rates from the heightened geopolitical tensions in the Middle East.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Jackson Credit Opportunities Fund
SENIOR FLOATING RATE INSTRUMENTS 33.7%
Industrials 12.0%
Allied Universal Holdco LLC
2025 USD Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 08/06/32 (a)	1,990	1,989
Amentum Government Services Holdings LLC
2024 Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 07/31/31 (a)	890	890
Arcline FM Holdings, LLC
Term Loan, 0.00%, (SOFR + 2.75%), 12/31/49 (a) (b)	2,000	2,001
Artera Services, LLC
2024 Term Loan, 8.17%, (3 Month Term SOFR + 4.50%), 02/07/31 (a)	2,454	2,086
Ascensus Group Holdings Inc.
2024 Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 08/02/28 (a)	1,000	983
2025 2nd Lien Term Loan B, 8.92%, (3 Month Term SOFR + 5.25%), 11/20/33 (a) (c)	1,000	1,010
Brock Holdings III, Inc.
2024 Term Loan B, 9.67%, (3 Month Term SOFR + 5.75%), 05/01/30 (a)	1,477	1,470
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 7.42%, (3 Month Term SOFR + 3.75%), 12/30/28 (a)	1,860	711
Columbus McKinnon Corporation
2026 Term Loan B, 7.16%, (3 Month Term SOFR + 3.50%), 01/21/33 (a)	883	879
Constant Contact Inc
Term Loan, 7.93%, (3 Month Term SOFR + 4.00%), 02/10/28 (a)	998	926
Cornerstone Building Brands, Inc.
2024 Term Loan B, 8.17%, (3 Month Term SOFR + 4.50%), 05/05/31 (a)	1,644	781
Cornerstone Generation LLC
Term Loan B, 5.92%, (3 Month Term SOFR + 3.25%), 10/15/31 (a)	1,927	1,926
CP Iris HoldCo I, Inc.
2025 Term Loan, 7.67%, (1 Month Term SOFR + 4.00%), 10/20/32 (a)	1,943	1,925
CPI Holdco B LLC
2025 Add-on Term Loan B, 5.67%, (1 Month Term SOFR + 2.00%), 05/19/31 (a)	1,985	1,970
Crash Champions, LLC
2024 Term Loan B, 8.42%, (3 Month Term SOFR + 4.75%), 02/23/29 (a)	1,975	1,708
Daintree Bidco Pty Ltd.
Term Loan, 0.00%, (SOFR + 4.50%), 12/31/49 (a) (b)	1,000	981
Darktrace PLC
2nd Lien Term Loan, 8.90%, (3 Month Term SOFR + 5.25%), 07/02/32 (a)	1,000	919
DS Parent Inc
Term Loan B, 9.17%, (3 Month Term SOFR + 5.50%), 12/13/30 (a)	1,965	1,724
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 5.67%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	1,323	1,322
2024 1st Lien Term Loan B2, 5.67%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	503	503
Edelman Financial Center, LLC
2024 2nd Lien Term Loan, 8.92%, (1 Month Term SOFR + 5.25%), 10/23/28 (a)	1,000	988
EMG Utica, LLC
2025 Term Loan B, 7.17%, (3 Month Term SOFR + 4.00%), 10/24/29 (a)	1,980	1,985
EMRLD Borrower LP
2024 Term Loan B, 6.12%, (6 Month Term SOFR + 2.25%), 06/18/31 (a)	2,205	2,199
Engineered Machinery Holdings, Inc.
2021 USD 2nd Lien Term Loan, 9.93%, (3 Month Term SOFR + 6.00%), 05/21/29 (a)	417	417
FR BR Holdings, L.L.C.
2025 Term Loan B, 7.92%, (3 Month Term SOFR + 4.25%), 10/09/30 (a) (c)	1,990	1,990
Garda World Security Corporation
2026 Term Loan B, 6.42%, (3 Month Term SOFR + 2.75%), 02/01/29 (a)	1,982	1,968
Gategroup Fin Luxembourg SA
USD Repriced Term Loan B, 7.20%, (3 Month Term SOFR + 3.50%), 06/10/32 (a)	1,990	1,987
Genuine Financial Holdings, LLC
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 09/27/30 (a)	1,965	1,681
Icebox Holdco III, Inc.
2021 2nd Lien Term Loan, 10.17%, (3 Month Term SOFR + 6.50%), 12/21/29 (a)	1,000	1,004
Jupiter Buyer, Inc.
2024 Term Loan B, 7.92%, (3 Month Term SOFR + 4.25%), 10/10/31 (a)	888	887
LBM Acquisition LLC
2025 Incremental Term Loan, 8.67%, (1 Month Term SOFR + 5.00%), 06/06/31 (a)	1,592	1,339
LSF12 Badger Bidco LLC
Term Loan B, 9.17%, (1 Month Term SOFR + 5.50%), 07/25/30 (a)	1,858	1,854
LSF12 Helix Parent LLC
USD Term Loan B, 7.17%, (1 Month Term SOFR + 3.50%), 02/28/33 (a)	912	899
Max US Bidco Inc
Term Loan B, 8.67%, (3 Month Term SOFR + 5.00%), 10/02/30 (a)	1,980	1,619
Orion US Finco Inc.
2nd Lien Term Loan, 9.15%, (3 Month Term SOFR + 5.50%), 07/29/33 (a)	2,000	1,870
Petco Health and Wellness Company, Inc.
2026 Term Loan B, 7.92%, (1 Month Term SOFR + 4.25%), 01/22/31 (a)	2,000	1,951
Radar Bidco Sarl
2026 USD Repriced Term Loan, 6.41%, (3 Month Term SOFR + 2.75%), 04/04/31 (a)	1,663	1,654
Star Holding LLC
2024 1st Lien Term Loan B, 8.17%, (1 Month Term SOFR + 4.50%), 07/18/31 (a)	1,970	1,938
Synechron Inc
Term Loan B, 7.42%, (1 Month Term SOFR + 3.75%), 09/25/31 (a)	1,980	1,809
TK Elevator Midco GmbH
Term Loan, 0.00%, (SOFR + 2.75%), 12/31/49 (a) (b)	1,000	1,001
TKC Holdings, Inc.
2026 Term Loan, 8.18%, (1 Month Term SOFR + 4.50%), 08/17/30 (a)	2,000	1,986
TMC Buyer, Inc
2024 Term Loan B, 8.42%, (3 Month Term SOFR + 4.75%), 10/27/30 (a)	1,816	1,818
TransDigm, Inc.
2026 Term Loan N, 6.16%, (3 Month Term SOFR + 2.50%), 02/13/33 (a)	2,050	2,050
Trulite Holding Corp.
Term Loan, 9.66%, (3 Month Term SOFR + 6.00%), 02/15/31 (a) (c)	1,900	1,748
Veritiv Corporation
Term Loan B, 7.67%, (3 Month Term SOFR + 4.00%), 11/30/30 (a)	1,970	1,911
Worldwide Express Operations, LLC
2024 Term Loan B, 7.67%, (3 Month Term SOFR + 4.00%), 07/26/28 (a)	1,969	1,969
		69,226
Information Technology 5.7%
Applied Systems, Inc.
2024 2nd Lien Term Loan, 8.17%, (3 Month Term SOFR + 4.50%), 02/07/32 (a)	2,500	2,461
Bending Spoons US Inc
USD Term Loan B, 9.54%, (1 Month Term SOFR + 5.25%), 02/19/31 (a)	1,900	1,729
Bingo Holdings I LLC
Term Loan B, 8.42%, (3 Month Term SOFR + 4.75%), 06/11/32 (a)	1,990	1,936
Cloudera, Inc.
2021 Second Lien Term Loan, 9.77%, (1 Month Term SOFR + 6.00%), 10/01/29 (a)	2,000	1,532

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 21.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Confluence Technologies, Inc
2025 Term Loan, 8.65%, (3 Month Term SOFR + 5.00%), 07/30/28 (a) (c)	611	605
Dayforce, Inc.
2026 Term Loan, 6.66%, (3 Month Term SOFR + 3.00%), 10/07/32 (a)	1,000	945
Ellucian Holdings, Inc.
2024 2nd Lien Term Loan, 8.42%, (1 Month Term SOFR + 4.75%), 11/14/32 (a)	2,000	1,908
EP Purchaser, LLC
2023 Term Loan B, 8.29%, (3 Month Term SOFR + 4.50%), 11/06/28 (a)	1,303	807
Gainwell Acquisition Corp.
Term Loan B, 7.77%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	2,480	2,404
Galaxy US Opco Inc.
Term Loan, 5.67%, (3 Month Term SOFR + 2.00%), 04/19/29 (a)	2,048	1,758
ITG Communications, LLC
Term Loan B, 8.42%, (SOFR + 4.75%), 07/01/31 (a)	1,988	1,888
Javelin Buyer, Inc.
2024 2nd Lien Term Loan, 8.67%, (3 Month Term SOFR + 5.00%), 10/08/32 (a)	2,000	1,820
Kaseya Inc.
2025 2nd Lien Term Loan B, 8.67%, (1 Month Term SOFR + 5.00%), 03/07/33 (a)	1,500	1,186
Newfold Digital Holdings Group Inc.
2025 New Money Tranche A Term Loan, 9.42%, (3 Month Term SOFR + 5.75%), 04/30/29 (a)	695	521
Peraton Corp.
2nd Lien Term Loan B1, 11.52%, (3 Month Term SOFR + 7.75%), 02/01/29 (a)	790	565
Project Alpha Intermediate Holding, Inc.
2025 2nd Lien Incremental Term Loan, 8.67%, (3 Month Term SOFR + 5.00%), 11/22/32 (a)	2,000	1,162
Rackspace Finance, LLC
2024 First Lien First Out Term Loan, 10.04%, (1 Month Term SOFR + 6.25%), 05/15/28 (a)	1,404	1,390
RealPage, Inc
2024 Incremental Term Loan, 7.42%, (3 Month Term SOFR + 3.75%), 04/24/28 (a)	1,485	1,439
Resilience Parent LLC
2nd Lien Term Loan, 8.91%, (3 Month Term SOFR + 5.25%), 01/23/34 (a) (c)	2,000	1,974
Vision Solutions, Inc.
2021 Incremental Term Loan, 7.93%, (3 Month Term SOFR + 4.00%), 04/24/28 (a)	494	378
2021 2nd Lien Term Loan, 11.18%, (3 Month Term SOFR + 7.25%), 04/23/29 (a)	1,800	1,217
WatchGuard Technologies Inc.
Term Loan, 8.92%, (1 Month Term SOFR + 5.25%), 07/02/29 (a)	1,974	1,787
Zayo Group Holdings, Inc.
2025 USD Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 03/11/30 (a) (b)	500	490
2025 USD Term Loan, 6.79%, (1 Month Term SOFR + 3.50%), 03/11/30 (a)	1,293	1,268
		33,170
Health Care 4.6%
Auris Luxembourg III S.a.r.l.
2026 USD Term Loan B, 6.95%, (3 Month Term SOFR + 3.25%), 02/28/29 (a)	1,965	1,963
2026 USD Term Loan B, 6.95%, (1 Month Term SOFR + 3.25%), 02/28/29 (a)	5	5
Bausch & Lomb Corporation
2025 Repriced Term Loan, 7.42%, (1 Month Term SOFR + 3.75%), 01/15/31 (a)	3,945	3,950
Bausch Health Companies Inc.
2025 Term Loan B, 9.92%, (1 Month Term SOFR + 6.25%), 09/25/30 (a)	1,985	1,913
Heartland Dental, LLC
2025 Term Loan, 7.42%, (1 Month Term SOFR + 3.75%), 07/31/32 (a)	1,980	1,974
Help At Home, Inc.
2024 Term Loan B, 8.67%, (1 Month Term SOFR + 5.00%), 09/20/31 (a)	1,954	1,662
Hologic Inc
Term Loan, 0.00%, (SOFR + 2.25%), 12/31/49 (a) (b)	2,000	1,975
LifePoint Health, Inc.
2024 Incremental Term Loan B1, 7.15%, (3 Month Term SOFR + 3.50%), 05/17/31 (a)	2,481	2,477
National Mentor Holdings, Inc.
2025 1st Lien Term Loan B, 0.00%, (1 Month Term SOFR + 6.00%), 12/05/30 (a) (b)	700	696
2025 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 6.00%), 12/05/30 (a) (b)	300	298
Raven Acquisition Holdings LLC
Term Loan B, 6.67%, (1 Month Term SOFR + 3.00%), 10/25/31 (a)	1,848	1,811
Sound Inpatient Physicians
2024 Tranche C Term Loan (Third Out), 0.00%, (SOFR + 6.75%), 06/28/29 (a) (b)	500	469
2024 Tranche C Term Loan (Third Out), 10.68%, (3 Month Term SOFR + 6.75%), 06/28/29 (a)	1,500	1,406
Summit Behavioral Healthcare LLC
2025 FLSO Term Loan, 8.18%, (3 Month Term SOFR + 4.25%), 12/31/29 (a)	1,960	1,682
2025 FLFO Term Loan, 9.68%, (3 Month Term SOFR + 5.75%), 12/31/29 (a)	334	343
Team Health Holdings, Inc.
2026 Repriced Term Loan B, 7.66%, (3 Month Term SOFR + 4.00%), 06/30/28 (a)	1,985	1,975
TEAM Services Holding Inc.
Term Loan, 0.00%, (SOFR + 5.25%), 12/31/49 (a) (b)	2,000	1,888
		26,487
Consumer Discretionary 3.0%
Catawba Nation Gaming Authority
Term Loan B, 8.42%, (3 Month Term SOFR + 4.75%), 12/13/31 (a)	2,000	2,026
Champ Acquisition Corporation
2024 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 11/08/31 (a)	1,588	1,592
DexKo Global Inc.
Term Loan, 0.00%, (SOFR + 5.00%), 12/31/49 (a) (b)	1,500	1,475
Great Outdoors Group, LLC
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 01/20/32 (a)	1,975	1,969
Jack Ohio Finance LLC
2025 Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 01/28/32 (a)	1,651	1,626
Men's Wearhouse, Inc. (The)
2026 Term Loan B, 9.41%, (3 Month Term SOFR + 5.75%), 01/22/31 (a)	1,000	998
Michaels Companies, Inc. (The)
2026 Term Loan B, 8.67%, (3 Month Term SOFR + 5.00%), 03/02/33 (a)	1,000	968
Peer Holding III B.V.
2025 USD Term Loan B, 5.92%, (3 Month Term SOFR + 2.25%), 09/29/32 (a)	1,000	990
Peninsula Pacific Entertainment, LLC
2025 Term Loan B, 8.42%, (3 Month Term SOFR + 4.75%), 08/14/32 (a)	1,620	1,612
2025 Delayed Draw Term Loan, 8.41%, (1 Month Term SOFR + 4.75%), 10/07/32 (a)	380	378
PetSmart, Inc.
2025 USD Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 08/09/32 (a)	2,000	1,984
S&S Holdings LLC
Term Loan, 8.78%, (1 Month Term SOFR + 5.00%), 03/11/28 (a)	1,949	1,839
		17,457
Materials 3.0%
Glatfelter Corp
Term Loan B, 7.92%, (3 Month Term SOFR + 4.25%), 10/10/31 (a)	2,260	2,162
IRIS Holdings Inc.
Term Loan, 8.52%, (3 Month Term SOFR + 4.75%), 06/15/28 (a)	1,971	1,841

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 21.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Natgasoline LLC
2025 Term Loan B, 9.17%, (3 Month Term SOFR + 5.50%), 03/25/30 (a)	1,463	1,468
Olympus Water US Holding Corporation
2025 USD Term Loan B, 6.92%, (3 Month Term SOFR + 3.25%), 07/26/32 (a)	1,995	1,918
SCIL IV LLC
USD Term Loan B, 7.79%, (6 Month Term SOFR + 4.00%), 10/09/32 (a)	998	992
Spa Holdings 3 Oy
2025 USD Term Loan B, 8.18%, (3 Month Term SOFR + 4.25%), 05/22/30 (a)	2,481	2,453
SupplyOne, Inc
2024 Term Loan B, 7.17%, (1 Month Term SOFR + 3.50%), 03/27/31 (a)	1,960	1,964
Trident TPI Holdings, Inc.
2024 Term Loan B7, 7.42%, (3 Month Term SOFR + 3.75%), 09/15/28 (a)	1,960	1,853
Vector WP Holdco,Inc
Term Loan B, 8.79%, (1 Month Term SOFR + 5.00%), 10/12/28 (a) (c)	1,974	1,777
Vibrantz Technologies Inc.
Term Loan, 0.00%, (SOFR + 3.25%), 12/31/49 (a) (b)	1,000	995
		17,423
Communication Services 1.7%
888 Acquisitions Limited
USD Term Loan B, 9.05%, (6 Month Term SOFR + 5.25%), 07/01/28 (a)	1,952	1,808
Altice France S.A.
2025 USD Term Loan B12, 8.74%, (3 Month Term SOFR + 5.06%), 10/30/28 (a)	986	981
2025 USD Term Loan B14, 10.55%, (3 Month Term SOFR + 6.88%), 05/31/31 (a)	986	987
CSC Holdings, LLC
2019 Term Loan B5, 8.25%, (Prime Rate + 1.50%), 04/15/27 (a)	497	437
Level 3 Financing Inc.
2025 Repriced Term Loan B4, 6.92%, (1 Month Term SOFR + 3.25%), 03/29/32 (a)	1,500	1,498
Neptune BidCo US Inc.
2026 USD Term Loan B, 8.76%, (3 Month Term SOFR + 5.00%), 01/28/33 (a)	2,000	1,906
Radiate Holdco, LLC
2025 Delayed Draw Term Loan, 7.67%, (1 Month Term SOFR + 4.00%), 06/26/29 (a)	335	334
2025 Term Loan, 7.67%, (1 Month Term SOFR + 4.00%), 06/26/29 (a)	335	334
Showtime Acquisition, L.L.C
2024 1st Lien Term Loan, 8.40%, (3 Month Term SOFR + 4.75%), 08/13/31 (a)	1,970	1,940
		10,225
Financials 1.3%
Albion Financing 3 SARL
2025 USD Term Loan, 6.66%, (3 Month Term SOFR + 3.00%), 05/21/31 (a)	1,965	1,962
Aretec Group, Inc.
2025 Repriced Term Loan, 6.67%, (1 Month Term SOFR + 3.00%), 08/09/30 (a)	980	967
NEXUS Buyer LLC
2025 2nd Lien Term Loan B, 9.42%, (1 Month Term SOFR + 5.75%), 01/30/32 (a)	2,000	1,929
Viant Medical Holdings, Inc.
2024 Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 10/15/31 (a)	2,481	2,476
		7,334
Consumer Staples 0.7%
Nourish Buyer I Inc
2026 Repriced Term Loan B, 7.67%, (3 Month Term SOFR + 4.00%), 07/09/32 (a)	1,995	1,996
PFI Lower Midco LLC
Term Loan B, 7.67%, (1 Month Term SOFR + 4.00%), 11/15/32 (a)	1,995	1,999
		3,995
Energy 0.7%
Freeport LNG Investments, LLLP
2026 Term Loan B, 6.89%, (3 Month Term SOFR + 3.25%), 01/29/33 (a)	2,000	1,998
Prairie ECI Acquiror LP
2026 Repriced Term Loan B, 6.92%, (1 Month Term SOFR + 3.25%), 08/01/29 (a)	1,960	1,962
		3,960
Utilities 0.5%
Eastern Power, LLC
Term Loan B, 8.42%, (1 Month Term SOFR + 5.25%), 04/03/28 (a)	1,852	1,852
New Fortress Energy Inc
2025 Incremental Term Loan B, 9.17%, (3 Month Term SOFR + 5.50%), 10/30/28 (a)	1,975	1,099
		2,951
Real Estate 0.5%
Brand Industrial Services Inc
2024 Term Loan B, 8.16%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	1,109	949
EE TLB Borrower LLC
Term Loan B, 7.67%, (3 Month Term SOFR + 4.00%), 10/15/32 (a)	1,995	2,002
		2,951
Total Senior Floating Rate Instruments (cost $205,769)		195,179
CORPORATE BONDS AND NOTES 26.3%
Consumer Discretionary 4.1%
Accor
7.25%, (100, 01/11/29), EUR (d) (e)	200	244
Acushnet Company
5.63%, 12/01/33 (f)	590	585
Advance Auto Parts, Inc.
7.00%, 08/01/30 (f)	95	96
7.38%, 08/01/33 (f)	95	96
Allwyn Entertainment Financing (UK) PLC
7.25%, 04/30/30, EUR (e)	202	241
Aramark International Finance S.a r.l.
4.38%, 04/15/33, EUR (e)	150	165
Azelis Finance
4.75%, 09/25/29, EUR (e)	100	115
B&M European Value Retail S.A.
6.50%, 11/27/31, GBP (e)	267	335
Bath & Body Works, Inc.
6.88%, 11/01/35	125	123
6.75%, 07/01/36	40	38
Beach Acquisition Bidco, LLC
5.25%, 07/15/32, EUR (e)	250	276
Beazer Homes USA, Inc.
7.25%, 10/15/29	165	163
Bertrand Franchise Finance
5.78%, (3 Month EURIBOR + 3.75%), 07/18/30, EUR (a) (e)	100	112
Boots Group Finco LP
5.38%, 08/31/32, EUR (e)	200	230
Bubbles BidCo S.p.A.
6.50%, 09/30/31, EUR (e)	150	173
Carnival Corporation
6.13%, 02/15/33 (f)	685	690
CD&R Firefly Bidco PLC
8.63%, 04/30/29, GBP (e)	100	135
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (f)	645	637
Ceconomy AG
6.25%, 07/15/29, EUR (e)	330	391
Churchill Downs Incorporated
6.75%, 05/01/31 (f)	115	117
Cirsa Finance International S.a r.l.
6.50%, 03/15/29, EUR (e)	250	294
Clarios Global LP
6.75%, 09/15/32 (f)	330	332
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (f)	320	331
CT Investment GmbH
6.38%, 04/15/30, EUR (e)	200	233

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 21.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (e)	100	120
Discovery Communications, LLC
4.13%, 05/15/29	70	68
Dufry One B.V.
4.50%, 05/23/32, EUR (e)	253	288
Elior Group
5.63%, 03/15/30, EUR (e)	200	234
Essendi S.A.
5.50%, 11/15/31, EUR (e)	200	225
Flutter Treasury Designated Activity Company
5.00%, 04/29/29, EUR (e)	150	175
FNAC Darty
6.00%, 04/01/29, EUR (e)	200	238
Fortune Star (BVI) Limited
5.05%, 01/27/27 (e)	330	322
Forvia
5.50%, 06/15/31, EUR (e)	350	400
6.75%, 09/15/33 (f)	530	517
Fressnapf Holding SE
5.25%, 10/31/31, EUR (e)	350	395
Gestamp Automocion Sociedad Anonima
4.38%, 10/15/30, EUR (e)	200	229
IHO Verwaltungs GmbH
8.75%, 05/15/28, EUR (e) (g)	250	295
IHOL-Verwaltungs-GmbH
7.75%, 11/15/30 (f) (g)	325	331
Installed Building Products, Inc.
5.63%, 02/01/34 (f)	150	146
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28, EUR (e)	300	344
K. Hovnanian Enterprises, Inc.
8.00%, 04/01/31 (f)	110	109
8.38%, 10/01/33 (f)	90	89
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (f)	75	73
8.25%, 08/01/31 (f)	180	185
LGI Homes, Inc.
7.00%, 11/15/32 (f)	255	236
LHMC Finco 2 S.A R.L.
9.38%, 05/15/30, EUR (e) (g)	100	121
Light and Wonder International, Inc.
6.25%, 10/01/33 (f)	330	323
Lindblad Expeditions, LLC
7.00%, 09/15/30 (f)	330	336
Macys Retail Holdings
7.38%, 08/01/33 (f)	155	159
Mattamy Homes Limited
6.00%, 12/15/33 (f)	295	277
Michaels Companies, Inc., The
8.50%, 03/15/33 (f)	225	219
11.00%, 03/15/34 (f)	100	93
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (f)	565	548
Miller Homes Group (Finco) PLC
7.00%, 05/15/29, GBP (e)	200	258
Motel One GmbH
7.75%, 04/02/31, EUR (e)	160	192
Nissan Motor Co., Ltd.
5.25%, 07/17/29, EUR (e)	150	171
6.38%, 07/17/33, EUR (e)	100	115
Patrick Industries, Inc.
6.38%, 11/01/32 (f)	355	355
Petco Health And Wellness Company, Inc.
8.25%, 02/01/31 (f)	245	245
PetSmart, LLC
7.50%, 09/15/32 (f)	230	231
Pinewood Finco PLC
6.00%, 03/27/30, GBP (e)	145	187
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (e)	200	275
Prosus N.V.
3.83%, 02/08/51 (e)	390	251
Punch Finance PLC
7.88%, 12/30/30, GBP (e)	150	197
Rakuten Group, Inc.
4.25%, (100, 04/22/27), EUR (d) (e)	200	223
Resideo Funding Inc.
6.50%, 07/15/32 (f)	395	389
Schaeffler AG
4.50%, 03/28/30, EUR (e)	700	795
Six Flags Entertainment Corporation
8.63%, 01/15/32 (f)	80	80
Six Flags Operations Inc.
7.25%, 05/15/31 (f)	335	322
6.63%, 05/01/32 (f)	620	619
Studio City Finance Limited
6.50%, 01/15/28 (e)	250	247
TAP–Transportes Aereos Portugueses, SGPS, S.A.
5.13%, 11/15/29, EUR (e)	300	341
TKC Holdings, Inc.
8.50%, 08/15/30 (f)	140	141
12.00%, 02/15/31 (f)	80	83
TVL Finance PLC
10.25%, 04/28/28, GBP (e)	100	127
United Parks And Resorts Inc.
5.25%, 08/15/29 (f)	345	329
V.F. Corporation
4.25%, 03/07/29, EUR	220	251
Valeo
4.50%, 04/11/30, EUR (e)	300	343
5.13%, 05/20/31, EUR (e)	100	115
4.63%, 03/23/32, EUR (e)	100	112
Verde Purchaser, LLC
10.50%, 11/30/30 (f)	205	212
Viking Cruises Limited
5.88%, 10/15/33 (f)	250	247
Viking Ocean Cruises Ship VII Ltd.
5.63%, 02/15/29 (f)	385	384
Warnermedia Holdings, Inc.
4.28%, 03/15/32	290	257
5.05%, 03/15/42	95	63
White Cap Supply Holdings, LLC
7.38%, 11/15/30 (f)	205	199
Windsor Holdings III, LLC
8.50%, 06/15/30 (f)	310	320
Wyndham Hotels & Resorts, Inc.
5.63%, 03/01/33 (f)	240	236
Wynn Macau, Limited
5.63%, 08/26/28 (e)	200	197
ZF Friedrichshafen AG
2.25%, 05/03/28, EUR (e)	200	219
3.75%, 09/21/28, EUR (e)	100	112
6.13%, 03/13/29, EUR (e)	100	116
3.00%, 10/23/29, EUR (e)	100	105
7.00%, 06/12/30, EUR (e)	100	118
ZF North America Capital, Inc.
7.50%, 03/24/31 (f)	315	309
6.88%, 04/23/32 (f)	60	57
		23,392
Industrials 3.6%
Abertis Infraestructuras Finance B.V.
4.87%, (100, 11/28/29), EUR (d) (e)	400	463
Adani Ports and Special Economic Zone Limited
3.10%, 02/02/31 (e)	200	176
ADT Security Corporation, The
5.88%, 10/15/33 (f)	545	528
Air France - KLM
4.63%, 05/23/29, EUR (e)	200	232
Amsted Industries Incorporated
6.38%, 03/15/33 (f)	700	704
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (f)	360	330
5.00%, 01/30/31, EUR (e)	300	335
6.25%, 01/30/31 (f)	140	139
Artera Services, LLC
8.50%, 02/15/31 (f)	145	124
Assemblin Caverion Group AB
6.25%, 07/01/30, EUR (e)	350	410

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 21.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Bombardier Inc.
6.75%, 06/15/33 (f)	20	21
Builders FirstSource, Inc.
6.75%, 05/15/35 (f)	545	544
CACI International Inc.
6.38%, 06/15/33 (f)	315	321
Calderys Financing, LLC
11.25%, 06/01/28 (f)	180	186
Castello (BC) Bidco S.p.A.
6.52%, (3 Month EURIBOR + 4.50%), 11/14/31, EUR (a) (e)	136	157
CMA CGM
5.00%, 01/15/31, EUR (e)	100	111
Columbus McKinnon Corporation
7.13%, 02/01/33 (f)	275	274
Corporation De Securite Garda World
8.25%, 08/01/32 (f)	430	426
CTEC II GmbH
5.25%, 02/15/30, EUR (e)	200	208
Cyprium Corporation
6.13%, 04/15/31 (f)	165	163
6.38%, 04/15/34 (f)	165	160
Deutsche Lufthansa Aktiengesellschaft
5.25%, 01/15/55, EUR (e)	300	339
Dovalue S.P.A.
5.38%, 11/15/31, EUR (e)	200	229
Edge Finco PLC
8.13%, 08/15/31, GBP (e)	200	273
EMRLD Borrower LP
6.75%, 07/15/31 (f)	230	236
Energizer Gamma Acquisition B.V.
3.50%, 06/30/29, EUR (e)	100	109
EnerSys
6.63%, 01/15/32 (f)	585	598
Equipmentshare.Com Inc
8.63%, 05/15/32 (f)	40	42
8.00%, 03/15/33 (f)	305	315
ESAB Corporation
5.63%, 04/01/31 (f)	170	171
Gatwick Airport Finance PLC
6.00%, 11/21/30, GBP (e)	200	260
Goat Holdco, LLC
6.75%, 02/01/32 (f)	395	396
Herc Holdings Inc.
7.00%, 06/15/30 (f)	567	581
5.75%, 03/15/31 (f)	65	64
7.25%, 06/15/33 (f)	380	389
JELD-WEN Holding, Inc.
7.00%, 09/01/32 (f)	105	50
Kier Group PLC
9.00%, 02/15/29, GBP (e)	100	137
Lightning Power, LLC
7.25%, 08/15/32 (f)	703	732
LSF12 Helix Parent, LLC
7.13%, 02/01/33 (f)	250	241
Madison IAQ LLC
5.88%, 06/30/29 (f)	565	552
Manitowoc Company, Inc., The
9.25%, 10/01/31 (f)	255	266
Mauser Packaging Solutions Holding Company
7.88%, 04/15/30 (f)	450	450
9.25%, 04/15/30 (f)	580	538
Nexans
4.25%, 03/11/30, EUR (e)	300	347
Paprec Holding
4.50%, 07/15/32, EUR (e)	200	227
Prysmian S.p.A.
5.25%, (100, 05/21/30), EUR (d) (e)	200	234
Queen Mergerco, Inc.
6.75%, 04/30/32 (f)	755	770
Quikrete Holdings, Inc.
6.38%, 03/01/32 (f)	465	470
6.75%, 03/01/33 (f)	215	218
Sensata Technologies, Inc.
6.63%, 07/15/32 (f)	310	316
Standard Building Solutions Inc.
4.38%, 07/15/30 (f)	70	66
3.38%, 01/15/31 (f)	375	336
Terex Corporation
6.25%, 10/15/32 (f)	815	820
TK Elevator Midco GmbH
4.38%, 07/15/27, EUR (e)	30	35
Toucan Finco Ltd.
8.25%, 05/15/30, EUR (e)	150	150
TransDigm Inc.
6.88%, 12/15/30 (f)	150	153
6.63%, 03/01/32 (f)	485	496
6.38%, 05/31/33 (f)	25	25
6.75%, 01/31/34 (f)	250	253
6.13%, 07/31/34 (f)	350	344
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (f)	390	378
Trivium Packaging Finance B.V.
6.63%, 07/15/30, EUR (e)	250	290
8.25%, 07/15/30 (f)	364	381
12.25%, 01/15/31 (f)	180	194
Wesco Distribution, Inc.
6.63%, 03/15/32 (f)	800	817
XPO, Inc.
7.13%, 02/01/32 (f)	705	725
		21,025
Financials 3.4%
ABN AMRO Bank N.V.
6.38%, (100, 09/22/34), EUR (d) (e)	400	476
6.88%, (100, 09/22/31), EUR (d) (e)	400	488
Acrisure, LLC
7.50%, 11/06/30 (f)	325	324
Akbank Turk Anonim Sirketi
6.80%, 06/22/31 (e) (h)	300	299
Axis Bank Limited
4.10%, (100, 09/08/26) (d) (e) (h)	300	296
Azorra Finance Limited
6.25%, 02/15/34 (f)	215	200
Banco Bilbao Vizcaya Argentaria Sociedad Anonima
6.88%, (100, 12/13/30), EUR (d) (e)	400	483
7.75%, (100, 01/14/32) (d) (h)	515	525
Banco Mercantil Del Norte S.A.
6.63%, (100, 01/24/32) (d) (e)	215	204
Banco Santander, S.A.
3.63%, (100, 03/21/29), EUR (d) (e) (h)	600	649
Banque Ouest Africaine De Developpement
4.70%, 10/22/31 (e)	240	220
8.20%, 02/13/55 (e)	810	797
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
7.63%, 02/11/35 (f)	359	370
BCI Miami
8.75%, (100, 02/08/29) (d) (f)	305	319
Benteler International Aktiengesellschaft
7.25%, 06/15/31, EUR (e)	200	240
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (f)	455	477
Block, Inc.
5.63%, 08/15/30 (f)	15	15
6.50%, 05/15/32	430	432
BSF Finance
5.76%, 09/03/35	215	206
CaixaBank, S.A.
7.50%, (100, 01/16/30), EUR (d) (e)	200	247
COMMERZBANK Aktiengesellschaft
7.88%, (100, 07/02/29), EUR (d) (e)	400	501
Coventry Building Society
8.75%, (100, 06/11/29), GBP (d) (e)	300	407
Deutsche Bank Aktiengesellschaft
8.13%, (100, 10/30/29), EUR (d) (e)	200	243
Dubai Islamic Bank (P S C) Br.
4.80%, 08/16/28 (e)	200	198
Erste Group Bank AG
7.00%, (100, 04/15/31), EUR (d) (e)	400	487

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 21.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Hanwha Life Insurance Co., Ltd.
6.30%, 06/24/55 (f)	300	307
HSBC Holdings PLC
6.75%, (100, 03/24/31) (d) (h)	225	222
7.00%, (100, 09/24/35) (d) (h)	240	238
HUB International Limited
7.25%, 06/15/30 (f)	435	446
Industrial Subordinated Trust 2.0
6.55%, 04/15/36 (f)	200	199
ING Groep N.V.
4.25%, (100, 05/16/31) (d) (h)	615	530
Intesa Sanpaolo SPA
7.00%, (100, 05/20/32), EUR (d) (e)	400	484
Jane Street Group, LLC
7.13%, 04/30/31 (f)	175	179
6.75%, 05/01/33 (f)	325	330
Jerrold Finco PLC
7.50%, 06/15/31, GBP (e)	100	130
Landesbank Baden-Wurttemberg
6.75%, (100, 10/15/30), EUR (d) (e)	200	234
Nationwide Building Society
7.50%, (100, 12/20/30), GBP (d) (e)	300	398
Navient Corporation
7.88%, 06/15/32	145	129
OneMain Finance Corporation
6.63%, 05/15/29	545	546
Progroup AG
5.38%, 04/15/31, EUR (e)	195	221
Rocket Companies, Inc.
6.13%, 08/01/30 (f)	380	383
6.38%, 08/01/33 (f)	340	343
Shift4 Payments, LLC
5.50%, 05/15/33, EUR (e)	200	217
Starwood Property Trust, Inc.
6.50%, 07/01/30 (f)	690	701
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (d)	845	829
Turkiye Is Bankasi Anonim Sirketi
7.75%, 06/12/29 (e)	250	255
UBS Group AG
7.00%, (100, 02/10/30) (d) (f) (h)	770	762
9.25%, (100, 11/13/33) (d) (f) (h)	440	494
Unicredit, Societa' Per Azioni
3.88%, (100, 06/03/27), EUR (d) (e) (h)	200	227
6.50%, (100, 12/03/31), EUR (d) (e)	300	357
UWM Holdings, LLC
6.63%, 02/01/30 (f)	215	203
6.25%, 03/15/31 (f)	40	36
Velocity Commercial Capital, LLC
9.38%, 02/15/31 (f)	155	155
Wells Fargo & Company
6.13%, (100, 06/15/31) (d)	795	797
		19,455
Communication Services 3.2%
Altice France
5.50%, 10/15/31, EUR (e)	324	356
6.50%, 10/15/31 (f)	595	562
APLD ComputeCo 2 LLC
6.75%, 03/15/31 (f)	145	144
Bell Canada inc.
7.00%, 09/15/55	1,245	1,271
Black Pearl Compute LLC
6.13%, 02/15/31 (f)	650	662
British Telecommunications Public Limited Company
8.38%, 12/20/83, GBP (e)	360	500
CCO Holdings, LLC
5.38%, 06/01/29 (f)	915	902
6.38%, 09/01/29 (f)	15	15
4.50%, 05/01/32	395	353
7.00%, 02/01/33 (f)	170	171
7.38%, 02/01/36 (f)	85	85
Cipher Compute LLC
7.13%, 11/15/30 (f)	190	197
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31 (f)	195	204
7.50%, 03/15/33 (f)	300	317
CSC Holdings, LLC
5.50%, 04/15/27 (f)	140	121
11.25%, 05/15/28 (f)	310	254
11.75%, 01/31/29 (f)	175	127
Digicel International Finance Limited
8.63%, 08/01/32 (e)	200	203
Eircom Limited
5.00%, 04/30/31, EUR (e)	200	230
Eutelsat S.A.
2.25%, 07/13/27, EUR (e)	200	231
IHS Holding Limited
8.25%, 11/29/31 (e)	200	205
Koninklijke KPN N.V.
4.88%, (100, 06/18/29), EUR (d) (e)	100	116
6.00%, (100, 09/21/27), EUR (d) (e)	100	119
Level 3 Financing, Inc.
6.88%, 06/30/33 (f)	330	336
7.00%, 03/31/34 (f)	285	292
8.50%, 01/15/36 (f)	140	146
Lorca Telecom Bondco S.A.
4.00%, 09/18/27, EUR (e)	74	86
Maya
5.63%, 10/15/28, EUR (e)	200	232
6.88%, 04/15/31, EUR (e)	200	241
Neptune BidCo US Inc.
9.29%, 04/15/29 (f)	260	261
9.50%, 02/15/33 (f)	80	78
Odido Group Holding B.V.
5.50%, 01/15/30, EUR (e)	133	148
Optics BidCo S.p.A.
2.38%, 10/12/27, EUR (e)	100	113
6.88%, 02/15/28, EUR (e)	200	240
7.88%, 07/31/28, EUR	160	198
1.63%, 01/18/29, EUR (e)	100	108
Proximus
4.75%, (100, 07/02/31), EUR (d) (e)	300	344
Rogers Communications Inc.
7.00%, 04/15/55	505	506
7.13%, 04/15/55	1,035	1,059
6.88%, 07/31/56	320	321
SoftBank Group Corp.
5.25%, 10/10/29, EUR (e)	125	142
SV RNO Property Owner 1 LLC
5.88%, 03/01/31 (f)	415	411
Telecom Argentina S.A.
9.50%, 07/18/31 (f)	300	316
Telecom Italia S.p.A.
7.88%, 07/31/28, EUR (e)	200	249
Telefonica Europe B.V.
2.38%, (100, 02/12/29), EUR (d) (e)	400	432
5.75%, (100, 01/15/32), EUR (d) (e)	200	236
6.14%, (100, 02/03/30), EUR (d) (e)	100	120
6.75%, (100, 06/07/31), EUR (d) (e)	200	246
TELUS Corporation
6.63%, 06/09/56	655	637
TMNL Holding BV
3.75%, 01/15/29, EUR (e)	100	112
Turk Telekomunikasyon Anonim Sirketi
7.38%, 05/20/29 (e)	200	202
United Group B.V.
5.25%, 02/01/30, EUR (e)	100	113
6.75%, 02/15/31, EUR (e)	250	290
Uniti Group Inc.
6.50%, 02/15/29 (f)	10	10
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (e)	150	167
5.63%, 04/15/32, EUR (e)	213	226
Vodafone Group Public Limited Company
3.00%, 08/27/80, EUR (e)	503	546
VZ Vendor Financing II B.V.
2.88%, 01/15/29, EUR (e)	100	105

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 21.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Wayfair LLC
7.25%, 10/31/29 (f)	200	204
Windstream Services, LLC
8.25%, 10/01/31 (f)	410	429
7.50%, 10/15/33 (f)	570	592
Wulf Compute LLC
7.75%, 10/15/30 (f)	185	196
Zayo Group Holdings, Inc.
6.25%, 03/09/30 (f) (g)	270	268
Zegona Finance PLC
6.75%, 07/15/29, EUR (e)	180	216
Ziggo B.V.
2.88%, 01/15/30, EUR (e)	100	106
		18,625
Energy 2.9%
Antero Midstream Partners LP
6.63%, 02/01/32 (f)	510	520
Archrock Partners, L.P.
6.63%, 09/01/32 (f)	315	320
Ascent Resources - Utica, LLC
5.88%, 06/30/29 (f)	600	598
6.63%, 07/15/33 (f)	245	249
Azule Energy Finance PLC
8.13%, 01/23/30 (f)	250	252
BKV Upstream Midstream, LLC
7.50%, 10/15/30 (f)	430	434
Boland Holdings, LLC
6.25%, 12/01/30 (f)	230	233
Constellation Oil Services Holding S.A.
9.38%, 11/07/29 (f)	226	234
Cullinan Holdco SCSp
8.50%, 10/15/29, EUR (e) (g)	92	93
Energy Transfer LP
7.13%, 10/01/54	505	513
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (f)	560	584
FS Luxembourg S.a r.l.
8.13%, 02/11/36 (f)	392	361
Genesis Energy, L.P.
7.88%, 05/15/32	525	540
Global Partners LP
7.13%, 07/01/33 (f)	100	101
Golar LNG Limited
7.50%, 10/02/30 (f)	270	272
Greenko Power II Limited
4.30%, 12/13/28 (e)	152	143
Harvest Midstream I, L.P.
7.50%, 05/15/32 (f)	340	346
Hilcorp Energy I, L.P.
6.25%, 04/15/32 (f)	345	333
8.38%, 11/01/33 (f)	160	166
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (f)	610	627
Infinity Natural Resources, Inc.
7.63%, 04/01/31 (f)	140	141
JSC Uzbekneftegaz
8.75%, 05/07/30 (e)	510	536
Kodiak Gas Services, LLC
5.88%, 04/01/31 (f)	95	96
6.50%, 10/01/33 (f)	150	151
6.75%, 10/01/35 (f)	145	147
Matador Resources Company
6.00%, 04/15/34 (f)	345	342
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29 (e)	250	256
NAC Kazatomprom JSC
3.50%, 04/14/33 (e)	390	350
NGL Energy Operating LLC
8.13%, 02/15/29 (f)	295	303
8.38%, 02/15/32 (f)	40	41
Permian Resources Operating, LLC
7.00%, 01/15/32 (f)	350	363
6.25%, 02/01/33 (f)	330	336
Petroleos Mexicanos
7.69%, 01/23/50	1,920	1,666
Rockies Express Pipeline LLC
6.75%, 03/15/33 (f)	365	375
Seplat Energy PLC
9.13%, 03/21/30 (e)	200	212
Sierracol Energy Andina, LLC
9.00%, 11/14/30 (f)	200	199
Tallgrass Energy Partners, LP
6.00%, 09/01/31 (f)	365	359
Tecpetrol
7.63%, 11/03/30 (f)	115	116
Transmontaigne Partners LLC
8.50%, 06/15/30 (f)	160	161
Transocean Inc
8.25%, 05/15/29 (f)	205	211
8.50%, 05/15/31 (f)	130	136
Transocean International Limited
7.88%, 10/15/32 (f)	160	170
Trident Energy Finance PLC
12.50%, 11/30/29 (f)	200	213
USA Compression Finance Corp.
6.25%, 10/01/33 (f)	740	735
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (d) (f)	75	75
8.13%, 06/01/28 (f)	165	169
9.50%, 02/01/29 (f)	180	195
7.00%, 01/15/30 (f)	120	123
8.38%, 06/01/31 (f)	180	187
9.88%, 02/01/32 (f)	155	167
Venture Global Plaquemines LNG, LLC
7.50%, 05/01/33 (f)	140	154
6.50%, 06/15/34 (f)	595	619
WBI Operations LLC
6.25%, 10/15/30 (f)	210	210
6.50%, 10/15/33 (f)	210	208
Wintershall Dea GmbH
3.00%, (100, 07/20/28), EUR (d) (e)	300	331
		16,972
Utilities 2.7%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (d) (e)	200	233
Alliant Energy Corporation
5.75%, 04/01/56	865	840
Alpha Generation LLC
6.75%, 10/15/32 (f)	780	792
6.25%, 01/15/34 (f)	300	295
CenterPoint Energy, Inc.
5.95%, 04/01/56	1,110	1,097
Clearway Energy Operating LLC
5.75%, 01/15/34 (f)	140	137
CMS Energy Corporation
6.50%, 06/01/55	935	949
Dominion Energy, Inc.
6.63%, 05/15/55	970	978
EDP, S.A.
4.75%, 05/29/54, EUR (e)	400	464
4.63%, 09/16/54, EUR (e)	100	115
Electricite de France
2.63%, (100, 12/01/27), EUR (d) (e)	800	899
3.38%, (100, 06/15/30), EUR (d) (e)	200	217
7.50%, (100, 09/06/28), EUR (d) (e)	200	247
Emera US Finance LP
6.85%, 10/01/56	108	108
ENEL - SPA
4.50%, (100, 10/14/32), EUR (d) (e)	200	223
Eversource Energy
6.10%, 08/15/56	310	306
6.35%, 08/15/56	575	567
Holding D'infrastructures Des Metiers De L'environnement
4.88%, 10/24/29, EUR (e)	400	469
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/54	75	78

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 21.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
NOVA Securitisation S.a r.l.
6.50%, 02/03/36 (f)	200	190
NRG Energy, Inc.
10.25%, (100, 03/15/28) (d) (f)	200	216
6.00%, 02/01/33 (f)	320	320
Orsted A/S
5.13%, (100, 09/14/29), EUR (d) (e)	350	404
5.25%, 12/08/22, EUR (e)	150	175
PG&E Corporation
6.85%, 09/15/56	135	133
Saavi Energia S.a r.l.
8.88%, 02/10/35 (f)	400	418
Sempra
6.38%, 04/01/56	775	778
Sierra Pacific Power Company
6.38%, 09/15/56	705	699
Spire Inc.
6.25%, 06/01/56	480	474
6.45%, 06/01/56	420	419
Talen Energy Supply, LLC
6.25%, 02/01/34 (f)	375	371
6.50%, 02/01/36 (f)	100	101
UGI International, LLC
2.50%, 12/01/29, EUR (e)	200	214
Veolia Environnement
2.50%, (100, 01/20/29), EUR (d) (e)	400	436
Vistra Corp.
7.00%, (100, 12/15/26) (d) (f)	650	648
Vistra Operations Company LLC
7.75%, 10/15/31 (f)	10	10
6.95%, 10/15/33 (f)	20	22
VoltaGrid LLC
7.38%, 11/01/30 (f)	360	371
XPLR Infrastructure Operating Partners, LP
7.75%, 04/15/34 (f)	195	201
		15,614
Consumer Staples 1.7%
AA Bond Co Limited
6.85%, 07/31/31, GBP (e)	100	137
Albertsons Companies, Inc.
5.63%, 03/31/32 (f)	375	368
5.75%, 03/31/34 (f)	175	171
Albion Financing 1 S.a r.l.
7.00%, 05/21/30 (f)	265	269
Albion Financing 2 S.a r.l.
5.38%, 05/21/30, EUR (e)	150	173
Allied Universal Holdco LLC
3.63%, 06/01/28, EUR (e)	100	112
4.88%, 06/01/28, GBP (e)	200	256
6.00%, 06/01/29 (f)	335	324
7.88%, 02/15/31 (f)	255	262
Amber FinCo PLC
6.63%, 07/15/29, EUR (e)	200	237
BCP V Modular Services Finance II PLC
4.75%, 11/30/28, EUR (e)	100	108
6.50%, 07/10/31, EUR (e)	100	98
Bellis Acquisition Company PLC
8.13%, 05/14/30, GBP (e)	100	122
Boels Topholding B.V.
6.25%, 02/15/29, EUR (e)	125	148
5.75%, 05/15/30, EUR (e)	100	116
Co-operative Group Limited
7.50%, 07/08/26, GBP (e) (i) (j)	260	345
Currenta Group Holdings S.a r.l.
5.50%, 05/15/30, EUR (e)	250	287
Darling Global Finance B.V.
4.50%, 07/15/32, EUR (e)	200	229
Flora Food Management B.V.
6.88%, 07/02/29, EUR (e)	250	271
Froneri Lux Topco S.a r.l.
6.00%, 08/01/32 (f)	280	274
Grupo Nutresa S.A.
8.00%, 05/12/30 (f)	240	253
Loxama
6.38%, 05/31/29, EUR (e)	180	214
New Immo Holding
6.00%, 03/22/29, EUR (e)	200	231
Ontex Group
5.25%, 04/15/30, EUR (e)	300	318
Pachelbel BidCo S.p.A.
7.13%, 05/17/31, EUR (e)	195	226
Performance Food Group, Inc.
6.13%, 09/15/32 (f)	555	556
Perrigo Finance Unlimited Company
5.38%, 09/30/32, EUR	100	108
Primo Water Holdings Inc.
3.88%, 10/31/28, EUR (e)	150	170
Q-Park Holding I B.V.
5.13%, 02/15/30, EUR (e)	211	245
4.25%, 09/01/30, EUR (e)	100	113
RAC Bond Co PLC
5.25%, 11/04/27, GBP (e)	200	261
Sudzucker International Finance B.V.
5.95%, (100, 05/28/30), EUR (d) (e)	200	224
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 07/15/29, EUR (e)	278	325
United Rentals (North America), Inc.
6.13%, 03/15/34 (f)	395	400
Verisure Midholding AB
5.25%, 02/15/29, EUR (e)	435	500
Wand NewCo 3, Inc.
7.63%, 01/30/32 (f)	830	849
Williams Scotsman, Inc.
7.38%, 10/01/31 (f)	350	359
		9,659
Health Care 1.6%
1261229 B.C. Ltd.
10.00%, 04/15/32 (f)	575	589
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (e)	300	344
CAB
3.38%, 02/01/28, EUR (e)	308	345
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30, EUR (e)	300	350
Community Health Systems, Inc.
10.88%, 01/15/32 (f)	110	118
9.75%, 01/15/34 (f)	145	150
CVS Health Corporation
6.75%, 12/10/54	405	409
Ephios Subco 3 S.a r.l.
7.88%, 01/31/31, EUR (e)	300	362
Eurofins Scientific SE
6.75%, (100, 04/24/28), EUR (d) (e)	300	360
Global Medical Response, Inc.
7.38%, 10/01/32 (f)	480	498
Grifols Escrow Issuer S.A.
3.88%, 10/15/28, EUR (e)	100	113
Grifols, S.A.
7.50%, 05/01/30, EUR (e)	550	656
Grunenthal GmbH
4.63%, 11/15/31, EUR (e)	400	453
Gruppo San Donato S.P.A.
6.50%, 10/31/31, EUR (e)	135	151
IQVIA Inc.
2.25%, 01/15/28, EUR (e)	300	335
Lifepoint Health, Inc.
10.00%, 06/01/32 (f)	370	376
Mehilainen Yhtiot Oy
5.13%, 06/30/32, EUR (e)	200	230
Molina Healthcare, Inc.
6.25%, 01/15/33 (f)	250	242
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (f)	320	317
Nidda Healthcare Holding GmbH
5.63%, 02/21/30, EUR (e)	200	231
7.00%, 02/21/30, EUR (e)	200	235

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 21.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Ray Financing LLC
6.50%, 07/15/31, EUR (e)	400	460
Rossini S.a r.l.
6.75%, 12/31/29, EUR (e)	100	119
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (f)	405	398
Tenet Healthcare Corporation
6.00%, 11/15/33 (f)	445	450
Teva Pharmaceutical Finance Netherlands II B.V.
4.38%, 05/09/30, EUR (e)	500	578
4.13%, 06/01/31, EUR	550	626
		9,495
Materials 1.6%
Ahlstrom Oyj
3.63%, 02/04/28, EUR (e)	200	224
Avient Corporation
6.25%, 11/01/31 (f)	450	453
Capstone Copper Corp.
6.75%, 03/31/33 (f)	330	328
Celanese US Holdings LLC
5.00%, 04/15/31, EUR	165	186
Celsa OpCo S.A.
8.25%, 12/15/30, EUR (e)	200	230
CEMEX S.A.B. de C.V.
7.20%, (100, 06/10/30) (d) (f)	200	203
Century Aluminum Company
6.88%, 08/01/32 (f)	200	206
Endeavour Mining PLC
7.00%, 05/28/30 (e)	200	203
First Quantum Minerals Ltd.
6.38%, 02/15/36 (f)	207	198
FMC Corporation
3.45%, 10/01/29	25	22
6.38%, 05/18/53	25	19
8.45%, 11/01/55	20	13
Fresnillo PLC
4.25%, 10/02/50 (e)	200	151
INEOS Finance PLC
6.75%, 05/15/28 (f)	60	58
7.50%, 04/15/29 (f)	35	34
Inversion Escrow Issuer, LLC
6.75%, 08/01/32 (f)	860	819
Kaiser Aluminum Corporation
5.88%, 03/01/34 (f)	335	328
Kronos International, Inc.
9.50%, 03/15/29, EUR (e)	149	148
LANXESS Aktiengesellschaft
1.75%, 03/22/28, EUR (e)	200	221
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (e)	150	4
Magnera Corporation
7.25%, 11/15/31 (f)	200	185
Mineral Resources Limited
7.00%, 04/01/31 (f)	305	310
Navoiy Kon-Metallurgiya Kombinati, Aksiyadorlik Jamiyati
6.95%, 10/17/31 (e)	560	582
Novelis Corporation
6.88%, 01/30/30 (f)	455	459
Olympus Water US Holding Corporation
7.25%, 06/15/31 (f)	70	68
6.13%, 02/15/33, EUR (e)	200	222
Samarco Mineracao S.A.
9.00%, 06/30/31 (f) (g) (i)	295	291
Sasol Financing USA LLC
6.50%, 09/27/28	290	293
Scih Salt Holdings Inc.
6.63%, 05/01/29 (f)	285	284
Sealed Air Corporation
7.25%, 02/15/31 (f)	505	529
Silgan Holdings Inc.
4.25%, 02/15/31, EUR (e)	100	112
Snf Group
4.50%, 03/15/32, EUR (e)	100	117
Sociedad Quimica Y Minera De Chile S.A.
5.63%, 04/22/56 (f)	220	215
Taseko Mines Limited
8.25%, 05/01/30 (f)	310	323
Turquoise Hill Resources Ltd.
7.88%, 01/23/30 (e)	200	202
Vedanta Resources Limited
10.88%, 09/17/29 (e)	225	236
Volcan Compania Minera S.A.A.
8.50%, 10/28/32 (f)	330	336
W. R. Grace Holdings LLC
5.63%, 08/15/29 (f)	215	197
7.38%, 03/01/31 (f)	345	346
6.63%, 08/15/32 (f)	110	107
		9,462
Real Estate 1.0%
ADLER Financing S.a r.l.
8.25%, 12/31/28, EUR (g)	271	346
Alexandrite Monnet UK HoldCo PLC
10.50%, 05/15/29, EUR (e)	200	243
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (e)	198	198
Castellum Aktiebolag
3.13%, (100, 12/02/26), EUR (d) (e)	150	168
CPI Property Group
3.75%, (100, 04/27/28), EUR (d) (e)	100	99
7.50%, (100, 03/24/31), EUR (d) (e)	204	208
4.00%, 01/22/28, GBP (e) (i) (j)	200	254
1.75%, 01/14/30, EUR (e)	150	144
FIBRA Prologis
5.63%, 01/14/38 (f)	200	191
Globalworth Real Estate Investments Limited
6.25%, 03/31/30, EUR (e)	282	331
Heimstaden AB
6.75%, (100, 10/15/26), EUR (d) (e)	100	115
8.38%, 01/29/30, EUR (e)	200	236
Heimstaden Bostad AB
3.63%, (100, 10/13/26), EUR (d) (e)	350	401
6.25%, (100, 12/04/29), EUR (d) (e)	100	115
1.63%, 10/13/31, EUR (e)	100	98
Longfor Group Holdings Limited
3.95%, 09/16/29 (e)	200	156
MPT Operating Partnership, L.P.
7.00%, 02/15/32, EUR (e)	200	227
New World Development Company Limited
4.13%, 07/18/29 (e)	550	437
Park Intermediate Holdings LLC
7.00%, 02/01/30 (f)	555	562
RHP Hotel Properties, LP
6.50%, 06/15/33 (f)	185	188
5.75%, 03/15/34 (f)	175	173
Star Holdings
8.75%, 08/01/31 (f)	300	303
Unibail-Rodamco-Westfield SE
4.75%, (100, 06/11/31), EUR (d) (e)	300	343
		5,536
Information Technology 0.5%
Amentum Escrow Corp.
7.25%, 08/01/32 (f)	455	471
Amkor Technology, Inc.
5.88%, 10/01/33 (f)	585	583
Atos SE
9.36%, 12/18/29, EUR (e) (i)	300	391
5.20%, 12/18/30, EUR (e) (i)	100	109
Cloud Software Group, Inc.
6.63%, 08/15/33 (f)	305	270
Coreweave, Inc.
9.00%, 02/01/31 (f)	170	163
MKS Inc.
4.25%, 02/15/34, EUR (e)	200	221
Oak-Eagle Acquireco, Inc.
7.25%, 07/01/33 (f)	330	342

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 21.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
8.75%, 07/01/34 (f)	130	136
		2,686
Total Corporate Bonds And Notes (cost $151,120)		151,921
CATASTROPHE BONDS 15.0%
Multi-Peril 9.5%
3264 Re Ltd.
24.83%, (Federated Hermes US Treasury Cash Reserves Fund Yield + 21.25%), 02/07/28 (a) (f)	500	523
4.12%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 0.50%), 01/08/29 (a) (f)	2,000	2,000
Alamo Re Ltd.
10.06%, (Federated Hermes US Treasury Cash Reserves Fund Yield + 6.54%), 06/07/27 (a) (f)	1,150	1,184
11.95%, (Federated Hermes US Treasury Cash Reserves Fund Yield + 8.43%), 06/07/27 (a) (f)	500	518
Atela Re Ltd.
17.80%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 14.25%), 05/09/27 (a) (f)	750	793
Atlas Capital Designated Activity Company
10.97%, (SOFR + 7.25%), 06/07/28 (a) (f)	1,500	1,542
Bonanza Re Ltd.
9.02%, (MSILF Treasury Securities Portfolio Fund Yield + 5.50%), 12/20/27 (a) (f)	1,500	1,514
Bridge STR RE Ltd.
7.62%, (JPMorgan US Treasury Money Market Fund Yield + 4.00%), 01/07/28 (a) (f)	2,150	2,164
Easton Re Pte. Ltd.
11.05%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 7.50%), 01/08/27 (a) (f)	1,900	1,917
Four Lakes Re Ltd.
9.12%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 5.50%), 01/07/28 (a) (f)	1,500	1,532
Galileo Re Ltd.
8.54%, (JPMorgan US Treasury Money Market Fund Yield + 5.00%), 01/08/30 (a) (f)	2,250	2,218
Gateway Re Ltd.
5.55%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 2.00%), 07/06/29 (a) (f)	750	749
Herbie Re Ltd.
10.91%, (3 Month Treasury + 7.25%), 01/08/29 (a) (f)	2,250	2,272
14.40%, (3 Month Treasury + 10.75%), 01/08/29 (a) (f)	1,250	1,283
Hypatia Ltd.
14.02%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 10.50%), 04/08/26 (a) (f)	1,650	1,652
Kendall Re Ltd.
9.80%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 6.25%), 04/30/27 (a) (f)	1,500	1,537
11.29%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 7.74%), 04/30/27 (a) (f)	750	770
Kilimanjaro III Re Limited
8.13%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 4.56%), 04/20/26 (a) (f)	500	500
8.43%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 4.86%), 04/20/26 (a) (f)	500	500
14.82%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 11.25%), 04/20/26 (a) (f)	275	276
Kilimanjaro Re Limited
10.17%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 6.25%), 06/30/28 (a) (f)	1,150	1,202
9.81%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 6.25%), 07/09/29 (a) (f)	500	516
7.31%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 3.75%), 07/08/30 (a) (f)	1,000	1,008
Matterhorn Re Ltd.
15.81%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 12.25%), 02/04/28 (a) (f)	1,000	996
15.86%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 12.25%), 07/07/28 (a) (f)	750	767
15.30%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 11.75%), 02/16/29 (a) (f)	750	745
18.55%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 15.00%), 02/16/29 (a) (f)	750	744
Mona Lisa RE Ltd.
11.62%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 8.00%), 01/08/29 (a) (f)	2,250	2,285
4.18%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 0.50%), 01/08/30 (a) (f)	1,500	1,510
Montoya Re Ltd.
8.93%, (1 Month Treasury + 5.25%), 04/09/30 (a) (f)	2,250	2,238
Mystic Re IV Ltd.
7.58%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 4.00%), 01/10/28 (a) (f)	1,000	1,009
13.87%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 10.25%), 01/10/28 (a) (f)	750	760
10.63%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 6.90%), 01/08/29 (a) (f)	1,000	993
Northshore Re II Limited
8.59%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 5.00%), 04/07/28 (a) (f)	825	827
Ocelot Re Ltd.
11.29%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 7.75%), 01/07/31 (a) (f)	1,900	1,915
Residential Reinsurance 2024 Limited
8.93%, (JPMorgan US Treasury Money Market Fund Yield + 5.38%), 12/06/28 (a) (f)	1,250	1,279
10.49%, (JPMorgan US Treasury Money Market Fund Yield + 6.94%), 12/06/28 (a) (f)	1,000	1,015
Residential Reinsurance 2025 Ltd.
6.80%, (JPMorgan US Treasury Money Market Fund Yield + 3.25%), 12/06/29 (a) (f)	1,000	989
Riverfront Re Ltd.
11.37%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 7.75%), 01/08/29 (a) (f)	750	783
Sanders Re II Ltd.
7.55%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 3.99%), 04/07/29 (a) (f)	1,000	1,015
8.92%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 5.36%), 04/07/29 (a) (f)	1,000	1,015
Sanders Re III Ltd.
9.12%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 5.56%), 04/07/28 (a) (f)	1,000	1,040
Stabilitas Re Ltd.
12.03%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 8.48%), 06/05/26 (a) (f)	2,500	2,515
Titania Re Ltd.
9.79%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 6.25%), 11/26/27 (a) (f)	2,750	2,727
		55,337

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 21.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Storms 3.7%
Blue Ridge Re Ltd.
11.52%, (Federated Hermes US Treasury Cash Reserves Fund Yield + 8.00%), 01/08/29 (a) (f)	500	492
Cape Lookout Re Ltd.
12.24%, (Goldman Sachs Financial Square Treasury Solutions Fund Yield + 8.70%), 04/05/27 (a) (f)	1,000	1,014
10.42%, (Federated Hermes US Treasury Cash Reserves Fund Yield + 6.90%), 03/13/28 (a) (f)	1,250	1,303
9.51%, (Federated Hermes US Treasury Cash Reserves Fund Yield + 6.00%), 03/21/29 (a) (f)	750	749
Chartwell Re Ltd.
9.55%, (JPMorgan US Treasury Money Market Fund Yield + 6.00%), 06/07/28 (a) (f)	1,250	1,290
10.78%, (JPMorgan US Treasury Money Market Fund Yield + 7.00%), 06/07/28 (a) (f)	1,000	1,029
FloodSmart Re Ltd.
17.87%, (Federated Hermes US Treasury Cash Reserves Fund Yield + 14.36%), 03/12/27 (a) (f)	500	524
Gateway Re II Ltd.
13.12%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 9.57%), 04/27/26 (a) (f)	250	251
Gateway Re Ltd.
13.05%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 9.50%), 07/07/27 (a) (f)	500	514
14.05%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 10.50%), 07/07/28 (a) (f)	500	530
Hestia Re Ltd.
11.78%, (Dreyfus Treasury Securities Cash Management Fund Yield + 8.25%), 03/13/28 (a) (f)	750	765
Marlon Ltd.
10.94%, (JPMorgan US Treasury Money Market Fund Yield + 7.31%), 06/07/27 (a) (f)	1,500	1,566
Meadows Ltd.
15.16%, (3 Month Treasury + 11.50%), 12/07/29 (a) (f)	1,000	973
Meritage Re Ltd.
9.10%, (1 Month Treasury + 5.50%), 03/08/29 (a) (f)	1,000	991
Nature Coast Re Ltd.
4.18%, (3 Month Treasury + 0.50%), 02/26/30 (a) (f)	1,000	996
Palm Re Ltd.
11.29%, (Dreyfus Treasury Securities Cash Management Fund Yield + 7.75%), 06/07/28 (a) (f)	750	772
Purple Re Ltd.
10.80%, (JPMorgan US Treasury Money Market Fund Yield + 7.25%), 06/07/28 (a) (f)	1,750	1,816
11.30%, (JPMorgan US Treasury Money Market Fund Yield + 7.75%), 06/07/28 (a) (f)	500	510
Sabine RE Ltd.
9.18%, (1 Month Treasury + 5.50%), 04/08/30 (a) (f) (k)	1,000	1,000
Windrose Re Ltd.
8.79%, (HSBC US Treasury Money Market Fund Yield + 5.25%), 02/13/29 (a) (f)	1,000	996
11.65%, (3 Month Treasury + 8.00%), 02/13/29 (a) (f)	1,250	1,253
Winston Re Ltd.
13.76%, (Dreyfus Treasury Securities Cash Management Fund Yield + 10.21%), 02/26/27 (a) (f)	1,300	1,350
10.05%, (Dreyfus Treasury Securities Cash Management Fund Yield + 6.50%), 02/21/28 (a) (f)	750	766
		21,450
Earthquakes 1.6%
Sutter Re Ltd.
10.27%, (Federated Hermes US Treasury Cash Reserves Fund Yield + 6.75%), 06/19/26 (a) (f)	1,000	1,007
Torrey Pines Re Ltd.
8.86%, (JPMorgan US Treasury Money Market Fund Yield + 5.31%), 06/05/26 (a) (f)	1,000	1,003
10.04%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 6.50%), 06/07/28 (a) (f)	500	513
Turris Re Ltd.
6.16%, (JPMorgan US Treasury Money Market Fund Yield + 2.40%), 01/08/29 (a) (f)	600	601
Ursa Re II Ltd.
11.40%, (3 Month Treasury + 7.75%), 06/07/28 (a) (f)	500	504
12.54%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 9.00%), 06/07/28 (a) (f)	1,250	1,287
8.65%, (3 Month Treasury + 5.00%), 12/07/29 (a) (f)	750	744
Veraison Re Ltd.
8.28%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 4.74%), 03/08/27 (a) (f)	1,000	1,021
7.04%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 3.50%), 03/08/28 (a) (f)	1,500	1,512
8.54%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 5.00%), 03/08/28 (a) (f)	1,000	1,016
		9,208
Cyber 0.2%
PoleStar Re Ltd.
12.65%, (3 Month Treasury + 9.00%), 01/08/29 (a) (f)	1,000	998
Total Catastrophe Bonds (cost $85,877)		86,993
DIRECT ACCESS LENDING 13.6%
Financials 6.6%
Axonic Coinvest II, LP (e) (l)	8,000	6,675
Eiger Funding (PCC) Ltd. (e) (l)	8,107	12,754
EJF CRT 2024-R1 LLC
11.40%, (SOFR + 7.75%), 02/15/43 (a) (c) (e)	5,032	5,018
Harvest Commercial Capital, LLC
11.25%, 11/30/26 (c) (e)	10,579	10,566
Northleaf Chorus Investors LP (e) (l)	3,096	3,001
		38,014
Industrials 3.3%
Construction Finance Holdings LLC
12/12/30 (a) (c) (e)	4,830	4,904
HCM 2021-1, LLC (e) (l)	12,000	11,559
Ironwood Funding XIV LLC (e) (l)	2,745	2,399
		18,862
Consumer Discretionary 1.7%
AX Southeast Loan Investor LLC (e) (l)	8,000	10,094
Non-U.S. Government Agency Asset-Backed Securities 0.9%
Upgrade Master Pass-Thru Trust
Series 2025-ST1-CRT1, 0.00%, 04/15/32 (c) (e)	11,000	5,274
Communication Services 0.6%
Cutting Edge Group
11.66%, (SOFR + 8.00%), 07/31/29 (a) (c) (e)	3,322	3,268
11.68%, (SOFR + 8.00%), 07/31/29 (a) (c) (e)	178	175
		3,443
Utilities 0.5%
Southern Disposal Solutions, LLC
18.00%, 12/15/30 (a) (c) (e)	3,000	2,960
Total Direct Access Lending (cost $75,212)		78,647
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.3%
1211 Avenue of The Americas
Series 2015-C-1211, REMIC, 4.28%, 08/10/35 (a)	355	332

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 21.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
BAMLL Trust 2024-BHP
Series 2024-B-BHP, REMIC, 6.57%, (1 Month Term SOFR + 2.90%), 08/17/26 (a)	100	100
Bank5 2025-5YR17
Series 2025-D-5YR17, REMIC, 4.50%, 10/18/30	220	195
BBCMS Mortgage Trust 2024-5C31
Series 2024-D-5C31, REMIC, 4.25%, 12/17/29	386	341
Benchmark 2020-B16 Mortgage Trust
Series 2020-B-B16, REMIC, 3.18%, 01/17/30 (a)	373	330
Series 2020-C-B16, REMIC, 3.64%, 01/17/30 (a)	298	251
Benchmark 2024-V5 Mortgage Trust
Series 2024-C-V5, REMIC, 7.20%, 01/12/29 (a)	55	56
Benchmark 2026-V21 Mortgage Trust
Series 2026-C-V21, REMIC, 6.01%, 03/17/31	467	461
BFLD Commercial Mortgage Trust 2025-5MW
Series 2025-D-5MW, REMIC, 6.58%, 10/11/30 (a)	113	114
BMO 2024-5C3 Mortgage Trust
Series 2024-C-5C3, REMIC, 7.09%, 02/16/29 (a)	241	246
BMO 2024-5C6 Mortgage Trust
Series 2024-D-5C8, REMIC, 4.50%, 12/15/57	281	257
Business Jet Securities 2024-1, LLC
Series 2024-B-1A, 6.92%, 05/15/30	189	190
Business Jet Securities 2024-2, LLC
Series 2024-B-2A, 5.75%, 09/15/30	299	295
BX Commercial Mortgage Trust 2024-XL5
Series 2024-D-XL5, REMIC, 6.36%, (1 Month Term SOFR + 2.69%), 03/15/29 (a)	70	70
BX Commercial Mortgage Trust 2026-XL6
Series 2026-D-XL6, REMIC, 5.77%, (1 Month Term SOFR + 2.10%), 03/15/28 (a)	127	126
BX Trust
Series 2024-C-BIO, REMIC, 6.31%, (1 Month Term SOFR + 2.64%), 02/15/29 (a)	278	275
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 6.56%, (1 Month Term SOFR + 2.89%), 06/15/26 (a)	100	99
BX Trust 2025-VOLT
Series 2025-D-VOLT, REMIC, 6.42%, (1 Month Term SOFR + 3.00%), 12/16/30 (a)	384	381
BX Trust 2026-OPTM
Series 2026-D-OPTM, REMIC, 5.75%, (1 Month Term SOFR + 2.00%), 03/15/28 (a)	255	253
Castlelake Aircraft Structured Trust 2025-1
Series 2025-C-1A, 7.75%, 08/15/30 (i)	393	387
CFCRE 2016-C4 Mortgage Trust
Series 2016-D-C4, REMIC, 4.73%, 05/12/26 (a)	291	283
CHI Commercial Mortgage Trust 2025-SFT
Series 2025-D-SFT, REMIC, 7.57%, 04/17/30 (a)	546	559
Series 2025-D-110W, REMIC, 6.63%, 12/13/30 (a)	911	893
COMM 2025-167G Mortgage Trust
Series 2025-E-167G, REMIC, 8.20%, 08/12/30 (a) (m)	557	562
CONE Trust 2024-DFW1
Series 2024-D-DFW1, REMIC, 6.71%, (1 Month Term SOFR + 3.04%), 08/15/41 (a)	242	242
Consolidated Communications LLC
Series 2025-C-1A, 9.41%, 05/20/30	486	510
CyrusOne Data Centers Issuer I LLC
Series 2023-B-1A, 5.45%, 04/20/28	294	293
DC Office Trust 2019-MTC
Series 2019-D-MTC, REMIC, 3.17%, 11/17/29 (a)	387	334
ELM Trust 2024-ELM
Series 2024-D15-ELM, REMIC, 6.90%, 06/11/27 (a)	325	325
Elmwood CLO 34 Ltd.
Series 2024-E-10A, 9.02%, (3 Month Term SOFR + 5.35%), 10/19/37 (a)	2,500	2,495
GreenSky Home Improvement Issuer Trust 2025-1
Series 2025-D-1A, 6.22%, 03/25/60	232	233
GS Mortgage Securities Trust 2016-GS2
Series 2016-C-GS2, REMIC, 4.71%, 05/12/26 (a)	286	284
GS Mortgage Securities Trust 2017-GS6
Series 2017-B-GS6, REMIC, 3.87%, 05/12/27	185	166
GS Mortgage Securities Trust 2018-GS10
Series 2018-C-GS10, REMIC, 4.58%, 07/12/28 (a)	40	36
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.56%, 01/08/27 (a)	568	475
Lighthouse Park CLO Ltd.
Series 2025-E-1A, REMIC, 8.57%, (3 Month Term SOFR + 4.65%), 10/26/37 (a)	1,500	1,442
MAD Commercial Mortgage Trust 2025-11MD
Series 2025-E-11MD, REMIC, 6.84%, 10/18/30 (a) (m)	510	506
Magnetite Xlii Ltd.
Series 2024-E-42A, 8.67%, (3 Month Term SOFR + 5.00%), 01/25/38 (a)	2,125	2,083
MetroNet Infrastructure Issuer LLC
Series 2025-C-2A, 7.83%, 08/20/30	695	707
Series 2026-C-1A, 7.10%, 04/20/31	582	577
MidOcean Credit CLO XVIII LLC
Series 2025-E-18A, 9.48%, (3 Month Term SOFR + 0.00%), 10/18/35 (a)	1,000	983
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM2
Series 2025-M1-NQM2, 6.52%, 01/25/70 (a)	822	828
New Residential Mortgage LLC
Series 2024-A-FNT1, 7.40%, 11/25/29 (i)	542	545
NRZ FHT Excess LLC
Series 2025-A-FHT1, 6.55%, 03/25/32 (f) (i)	671	673
OBX 2025-HE1 Trust
Series 2025-M2-HE1, 5.82%, (SOFR 30-Day Average + 2.15%), 02/25/55 (a)	266	267
OHA Credit Partners
Series 2024-E-17A, 8.67%, (3 Month Term SOFR + 5.00%), 01/19/38 (a)	2,000	1,939
One Market Plaza Trust 2017-1MKT
Series 2017-B-1MKT, REMIC, 3.85%, 02/10/32	106	101
PRM Trust 2025-PRM6
Series 2025-E-PRM6, REMIC, 6.80%, 07/05/28 (a)	358	356
QTS Issuer ABS II LLC
Series 2026-A2-4A, 5.70%, 03/06/56	553	553
Series 2026-B-4A, 6.73%, 03/06/56	535	535
RAD CLO 31 Ltd.
Series 2025-D-31A, 9.08%, (3 Month Term SOFR + 5.40%), 04/18/39 (a)	2,500	2,441
SFO Commercial Mortgage Trust 2021-555
Series 2021-D-555, REMIC, 6.19%, (1 Month Term SOFR + 2.51%), 05/15/28 (a)	410	406
Sierra Timeshare 2022-2 Receivables Funding LLC
Series 2022-D-2A, 9.22%, 06/20/40	228	231
Sierra Timeshare 2024-3 Receivables Funding LLC
Series 2024-D-3A, 6.93%, 08/20/41	215	215
Sierra Timeshare 2025-1 Receivables Funding LLC
Series 2025-D-1A, 6.86%, 01/21/42	392	390
SMRT 2022-MINI
Series 2022-E-MINI, REMIC, 6.37%, (1 Month Term SOFR + 2.70%), 01/18/39 (a)	385	384
U.S. Bank National Association
Series 2026-C-RVM1, 5.60%, 12/25/46	256	257
VB-S1 Issuer, LLC
Series 2026-F-1A, 6.84%, 03/15/31	477	480
Verus Securitization Trust 2025-3
Series 2025-M1-3, REMIC, 6.65%, 05/25/70 (a)	270	274
Volofin Finance (Ireland) Designated Activity Company
Series 2024-B-1A, 6.21%, 11/17/31	129	131
Wells Fargo Commercial Mortgage Trust 2017-C39
Series 2017-C-C39, REMIC, 4.12%, 08/17/27	143	134
Willis Engine Structured Trust VIII
Series 2025-B-A, 6.07%, 06/16/31 (i)	276	275

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 21.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

March 31, 2026

	Shares/Par[1]	Value ($)
Wireless Propco Funding LLC
Series 2025-B-1A, 4.30%, 06/25/30	269	254
Total Non-U.S. Government Agency Asset-Backed Securities (cost $30,594)		30,416
GOVERNMENT AND AGENCY OBLIGATIONS 3.6%
Sovereign 3.6%
Arab Republic of Egypt
8.70%, 03/01/49 (e)	1,630	1,422
Departamento Administrativo De La Presidencia De La Republica
7.50%, 02/02/34	670	688
6.50%, 11/26/38, EUR	244	269
Federal Government of Nigeria
8.75%, 01/21/31 (e)	590	622
8.63%, 01/13/36 (e)	200	208
7.70%, 02/23/38 (e)	1,370	1,317
Gobierno de la Provincia de Buenos Aires
6.63%, 09/01/37 (a) (e) (i)	1,503	1,130
Gobierno de la Republica de Guatemala
6.60%, 06/13/36 (e)	560	586
Gobierno De La Republica De Honduras
8.63%, 11/27/34 (e)	1,480	1,659
Gobierno de la Republica del Ecuador
6.90%, 07/31/35 (e) (i)	1,000	880
Gobierno de La Republica del Paraguay
6.65%, 03/04/55 (e)	520	540
Government of Commonwealth of the Bahamas
8.25%, 06/24/36 (e)	660	705
Government of Ghana
5.00%, 07/03/35 (f) (i)	984	836
Government of the People's Republic of Benin
7.96%, 02/13/38 (e)	770	754
Government of the Republic of Zambia
5.75%, 06/30/33 (e) (i)	1,109	1,038
People's Government of Inner Mongolia Autonomous Region
4.45%, 07/07/31 (e)	300	276
Presidence de la Republique de Cote d'Ivoire
4.88%, 01/30/32, EUR (e)	650	698
6.63%, 03/22/48, EUR (e)	1,410	1,399
Presidencia De La Nacion
0.75%, 07/09/30 (i)	643	537
4.13%, 07/09/35 (i)	420	302
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (e)	310	329
Presidencia de la Republica Dominicana
7.05%, 02/03/31 (e)	340	353
Republic of Suriname, Government of the
8.50%, 11/06/35 (e)	300	309
Romania, Government of
6.38%, 09/18/33, EUR (e)	1,481	1,756
5.75%, 07/04/36 (e)	82	76
South Africa, Parliament of
5.75%, 09/30/49	1,290	997
The Democratic Socialist Republic of Sri Lanka
3.60%, 02/15/38 (e) (i)	620	549
3.60%, 02/15/38 (f) (i)	601	532
		20,767
Collateralized Mortgage Obligations 0.0%
Freddie Mac MSCR Trust MN8
Series 2024-M1-MN8, REMIC, 6.51%, (SOFR 30-Day Average + 2.85%), 05/25/29 (a)	257	260
Total Government And Agency Obligations (cost $20,184)		21,027
WARRANTS 0.0%
Construction Finance Holdings LLC (c) (n)	83	132
Total Warrants (cost $0)		132
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.9%
JNL Government Money Market Fund - Class I, 3.53% (o) (p)	10,816	10,816
Total Short Term Investments (cost $10,816)		10,816
Total Investments 99.4% (cost $579,572)		575,131
Other Derivative Instruments 0.3%		1,585
Other Assets and Liabilities, Net 0.3%		1,689
Total Net Assets 100.0%		578,405

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after March 31, 2026. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedule of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the value and the percentage of net assets of these securities was $163,469 and 28.3% of the Fund.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) Convertible security.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2026.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(l) Security fair valued using the NAV per share practical expedient in accordance with the procedures approved by the Board of Trustees. See "Fair Value Measurement" in the Notes to Financial Statements.

(m) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(n) Non-income producing security.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Construction Finance Holdings LLC	5,170	—
CP Iris HoldCo I, Inc., 2025 Delayed Draw Term Loan, SOFR + 4.00%	57	(1)
Cutting Edge Group, SOFR + 8.00%	966	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 21.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

March 31, 2026

Unfunded Commitments (continued)
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Ironwood Funding XIV LLC	1,431	—
Northleaf Chorus Investors LP	4,404	—
Radiate Holdco, LLC, 2025 Delayed Draw Term Loan, 1 Month Term SOFR + 4.00%	670	(1)
Raven Acquisition Holdings LLC, Delayed Draw Term Loan, 3 Month Term SOFR + 3.25%	133	(2)
	12,831	1

Investment Interests
		Lockup Period	Redemption Notice	Termination Date
AX Southeast Loan Investor LLC	An off-market, fund-level NAV loan to a multi-family owner/developer.	N/A	N/A	N/A
Axonic Coinvest II, LP	Controlling tranches of a CMBS SASB securitization backed by department stores.	N/A	N/A	08/27/27
Eiger Funding (PCC) Ltd.	Mezzanine loan backed by a London hotel with ~200 keys.	Termination	N/A	01/21/28†
HCM 2021-1, LLC	A special purpose vehicle ("SPV") that invests in the subordinated bonds of Freddie Mac Small Balance Loans ("SBL") multifamily securitization at new issue.	12 Months	6 months	N/A
Ironwood Funding XIV LLC	A senior secured draw down debt facility to a consumer NPL buyer to fund the purchase of charged-off consumer receivables, alongside the originator, an asset-based credit manager.	Termination	N/A	08/01/28†
Northleaf Chorus Investors LP	A preferred equity transaction to a music royalties platform to support the acquisition of royalty assets in a recently established investment pool.	Termination	N/A	03/19/30†

†Termination date represents the expected maturity of underlying investments held by the entity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	08/05/24	217	233	—
AA Bond Co Limited, 6.85%, 07/31/31	10/23/24	132	137	—
Abertis Infraestructuras Finance B.V., 4.87% (callable at 100, 11/28/29)	02/19/25	442	463	0.1
ABN AMRO Bank N.V., 6.38% (callable at 100, 09/22/34)	01/28/25	430	476	0.1
ABN AMRO Bank N.V., 6.88% (callable at 100, 09/22/31)	01/28/25	443	488	0.1
Accor, 7.25% (callable at 100, 01/11/29)	12/05/23	228	244	0.1
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	03/26/26	178	176	—
Ahlstrom Oyj, 3.63%, 02/04/28	05/14/24	212	224	—
Air France - KLM, 4.63%, 05/23/29	10/23/24	216	232	—
Akbank Turk Anonim Sirketi, 6.80%, 06/22/31	07/17/25	300	299	0.1
Albion Financing 2 S.a r.l., 5.38%, 05/21/30	07/23/25	181	173	—
Alexandrite Monnet UK HoldCo PLC, 10.50%, 05/15/29	07/09/24	220	243	0.1
Allied Universal Holdco LLC, 3.63%, 06/01/28	10/16/25	116	112	—
Allied Universal Holdco LLC, 4.88%, 06/01/28	11/20/25	261	256	0.1
Allwyn Entertainment Financing (UK) PLC, 7.25%, 04/30/30	12/05/23	220	241	0.1
Altice France, 5.50%, 10/15/31	10/13/25	356	356	0.1
Amber FinCo PLC, 6.63%, 07/15/29	10/22/24	222	237	—
Arab Republic of Egypt, 8.70%, 03/01/49	07/17/25	1,355	1,422	0.3
Aramark International Finance S.a r.l., 4.38%, 04/15/33	05/15/25	165	165	—
Ardagh Metal Packaging Finance Public Limited Company, 5.00%, 01/30/31	03/20/26	344	335	0.1
Assemblin Caverion Group AB, 6.25%, 07/01/30	10/22/24	402	410	0.1
Atos SE, 9.36%, 12/18/29	02/19/25	344	391	0.1
Atos SE, 5.20%, 12/18/30	01/21/26	121	109	—
AX Southeast Loan Investor LLC	11/08/24	8,000	10,094	1.8
Axis Bank Limited, 4.10% (callable at 100, 09/08/26)	01/10/24	277	296	0.1
Axonic Coinvest II, LP	10/01/24	6,920	6,675	1.2
Azelis Finance, 4.75%, 09/25/29	05/21/25	116	115	—
B&M European Value Retail S.A., 6.50%, 11/27/31	02/19/25	351	335	0.1
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver, 7.25%, 01/31/41	06/20/25	201	198	—
Banco Bilbao Vizcaya Argentaria Sociedad Anonima, 6.88% (callable at 100, 12/13/30)	01/28/25	435	483	0.1
Banco Mercantil Del Norte S.A., 6.63% (callable at 100, 01/24/32)	10/22/24	199	204	—
Banco Santander, S.A., 3.63% (callable at 100, 03/21/29)	01/28/25	567	649	0.1
Banque Ouest Africaine De Developpement, 4.70%, 10/22/31	12/04/23	221	220	—
Banque Ouest Africaine De Developpement, 8.20%, 02/13/55	10/09/25	835	797	0.1
Bayer Aktiengesellschaft, 5.38%, 03/25/82	05/08/24	305	344	0.1
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28	12/10/25	112	108	—
BCP V Modular Services Finance II PLC, 6.50%, 07/10/31	11/27/25	109	98	—
Beach Acquisition Bidco, LLC, 5.25%, 07/15/32	11/25/25	297	276	0.1
Bellis Acquisition Company PLC, 8.13%, 05/14/30	10/23/24	128	122	—
Benteler International Aktiengesellschaft, 7.25%, 06/15/31	09/10/25	249	240	0.1
Bertrand Franchise Finance, 5.78%, 07/18/30	10/23/24	108	112	—
Boels Topholding B.V., 6.25%, 02/15/29	12/05/23	136	148	—
Boels Topholding B.V., 5.75%, 05/15/30	05/21/25	116	116	—
Boots Group Finco LP, 5.38%, 08/31/32	10/16/25	241	230	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 21.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

March 31, 2026

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
British Telecommunications Public Limited Company, 8.38%, 12/20/83	12/04/23	485	500	0.1
Bubbles BidCo S.p.A., 6.50%, 09/30/31	01/07/25	159	173	—
CAB, 3.38%, 02/01/28	07/22/25	346	345	0.1
CaixaBank, S.A., 7.50% (callable at 100, 01/16/30)	01/28/25	224	247	0.1
Castello (BC) Bidco S.p.A., 6.52%, 11/14/31	05/29/25	155	157	—
Castellum Aktiebolag, 3.13% (callable at 100, 12/02/26)	10/22/24	156	168	—
CD&R Firefly Bidco PLC, 8.63%, 04/30/29	04/14/25	133	135	—
Ceconomy AG, 6.25%, 07/15/29	10/22/24	360	391	0.1
Celsa OpCo S.A., 8.25%, 12/15/30	02/20/26	248	230	—
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30	12/06/23	329	350	0.1
Cirsa Finance International S.a r.l., 6.50%, 03/15/29	11/26/25	299	294	0.1
CMA CGM, 5.00%, 01/15/31	10/06/25	119	111	—
COMMERZBANK Aktiengesellschaft, 7.88% (callable at 100, 07/02/29)	01/28/25	451	501	0.1
Construction Finance Holdings LLC, 12/12/30	12/15/25	4,830	4,904	0.9
Co-operative Group Limited, 7.50%, 07/08/26	12/04/23	332	345	0.1
Coventry Building Society, 8.75% (callable at 100, 06/11/29)	01/28/25	383	407	0.1
CPI Property Group, 3.75% (callable at 100, 04/27/28)	06/17/25	104	99	—
CPI Property Group, 7.50% (callable at 100, 03/24/31)	06/25/25	231	208	—
CPI Property Group, 4.00%, 01/22/28	10/22/24	245	254	0.1
CPI Property Group, 1.75%, 01/14/30	10/23/24	142	144	—
CT Investment GmbH, 6.38%, 04/15/30	10/22/24	221	233	—
CTEC II GmbH, 5.25%, 02/15/30	10/23/24	210	208	—
Cullinan Holdco SCSp, 8.50%, 10/15/29	09/04/25	91	93	—
Currenta Group Holdings S.a r.l., 5.50%, 05/15/30	07/02/25	299	287	0.1
Cutting Edge Group, 11.66%, 07/31/29	04/02/24	3,164	3,159	0.6
Cutting Edge Group, 11.66%, 07/31/29	07/02/25	111	109	—
Cutting Edge Group, 11.68%, 07/31/29	06/01/24	178	175	—
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	10/23/24	113	120	—
Darling Global Finance B.V., 4.50%, 07/15/32	08/04/25	234	229	—
Deutsche Bank Aktiengesellschaft, 8.13% (callable at 100, 10/30/29)	01/28/25	219	243	0.1
Deutsche Lufthansa Aktiengesellschaft, 5.25%, 01/15/55	03/06/25	338	339	0.1
Digicel International Finance Limited, 8.63%, 08/01/32	03/27/26	202	203	—
Dovalue S.P.A., 5.38%, 11/15/31	01/22/26	241	229	—
Dubai Islamic Bank (P S C) Br., 4.80%, 08/16/28	03/24/26	198	198	—
Dufry One B.V., 4.50%, 05/23/32	07/17/25	297	288	0.1
Edge Finco PLC, 8.13%, 08/15/31	05/21/25	279	273	0.1
EDP, S.A., 4.75%, 05/29/54	07/09/24	451	464	0.1
EDP, S.A., 4.63%, 09/16/54	09/01/25	120	115	—
Eiger Funding (PCC) Ltd.	02/04/25	10,126	12,754	2.2
Eircom Limited, 5.00%, 04/30/31	03/20/26	231	230	—
EJF CRT 2024-R1 LLC, 11.40%, 02/15/43	07/15/24	4,987	5,018	0.9
Electricite de France, 2.63% (callable at 100, 12/01/27)	06/03/24	825	899	0.2
Electricite de France, 3.38% (callable at 100, 06/15/30)	07/02/25	226	217	—
Electricite de France, 7.50% (callable at 100, 09/06/28)	12/04/23	225	247	0.1
Elior Group, 5.63%, 03/15/30	05/15/25	225	234	—
Endeavour Mining PLC, 7.00%, 05/28/30	10/16/25	206	203	—
ENEL - SPA, 4.50% (callable at 100, 10/14/32)	01/22/26	238	223	—
Energizer Gamma Acquisition B.V., 3.50%, 06/30/29	10/23/24	104	109	—
Ephios Subco 3 S.a r.l., 7.88%, 01/31/31	10/22/24	347	362	0.1
Erste Group Bank AG, 7.00% (callable at 100, 04/15/31)	01/28/25	440	487	0.1
Essendi S.A., 5.50%, 11/15/31	08/08/25	238	225	—
Eurofins Scientific SE, 6.75% (callable at 100, 04/24/28)	10/22/24	332	360	0.1
Eutelsat S.A., 2.25%, 07/13/27	03/06/25	206	231	—
Federal Government of Nigeria, 8.75%, 01/21/31	10/22/24	590	622	0.1
Federal Government of Nigeria, 8.63%, 01/13/36	11/05/25	200	208	—
Federal Government of Nigeria, 7.70%, 02/23/38	06/04/25	1,192	1,317	0.2
Flora Food Management B.V., 6.88%, 07/02/29	10/23/24	279	271	0.1
Flutter Treasury Designated Activity Company, 5.00%, 04/29/29	10/23/24	165	175	—
FNAC Darty, 6.00%, 04/01/29	10/23/24	232	238	0.1
Fortune Star (BVI) Limited, 5.05%, 01/27/27	11/29/24	322	322	0.1
Forvia, 5.50%, 06/15/31	06/20/24	395	400	0.1
Fresnillo PLC, 4.25%, 10/02/50	03/17/25	146	151	—
Fressnapf Holding SE, 5.25%, 10/31/31	01/07/25	385	395	0.1
Gatwick Airport Finance PLC, 6.00%, 11/21/30	01/22/26	272	260	0.1
Gestamp Automocion Sociedad Anonima, 4.38%, 10/15/30	01/22/26	240	229	—
Globalworth Real Estate Investments Limited, 6.25%, 03/31/30	01/09/25	291	331	0.1
Gobierno de la Provincia de Buenos Aires, 6.63%, 09/01/37	06/04/25	1,110	1,130	0.2
Gobierno de la Republica de Guatemala, 6.60%, 06/13/36	02/19/25	583	586	0.1
Gobierno De La Republica De Honduras, 8.63%, 11/27/34	05/20/25	1,546	1,659	0.3
Gobierno de la Republica del Ecuador, 6.90%, 07/31/35	07/17/25	749	880	0.2
Gobierno de La Republica del Paraguay, 6.65%, 03/04/55	10/14/25	558	540	0.1
Government of Commonwealth of the Bahamas, 8.25%, 06/24/36	06/17/25	664	705	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 21.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

March 31, 2026

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Government of the People's Republic of Benin, 7.96%, 02/13/38	08/19/25	759	754	0.1
Government of the Republic of Zambia, 5.75%, 06/30/33	06/14/24	1,026	1,038	0.2
Greenko Power II Limited, 4.30%, 12/13/28	07/17/25	145	143	—
Grifols Escrow Issuer S.A., 3.88%, 10/15/28	10/23/24	102	113	—
Grifols, S.A., 7.50%, 05/01/30	10/22/24	637	656	0.1
Grunenthal GmbH, 4.63%, 11/15/31	02/17/25	435	453	0.1
Gruppo San Donato S.P.A., 6.50%, 10/31/31	01/05/26	161	151	—
Harvest Commercial Capital, LLC, 11.25%, 11/30/26	07/31/25	10,579	10,566	1.8
HCM 2021-1, LLC	09/18/24	11,661	11,559	2.0
Heimstaden AB, 6.75% (callable at 100, 10/15/26)	10/22/24	68	115	—
Heimstaden AB, 8.38%, 01/29/30	08/04/25	241	236	—
Heimstaden Bostad AB, 3.63% (callable at 100, 10/13/26)	12/04/23	224	401	0.1
Heimstaden Bostad AB, 6.25% (callable at 100, 12/04/29)	09/01/25	120	115	—
Heimstaden Bostad AB, 1.63%, 10/13/31	10/22/24	94	98	—
Holding D'infrastructures Des Metiers De L'environnement, 4.88%, 10/24/29	02/19/25	462	469	0.1
IHO Verwaltungs GmbH, 8.75%, 05/15/28	10/22/24	282	295	0.1
IHS Holding Limited, 8.25%, 11/29/31	03/04/25	200	205	—
Intesa Sanpaolo SPA, 7.00% (callable at 100, 05/20/32)	01/28/25	445	484	0.1
IQVIA Inc., 2.25%, 01/15/28	05/21/25	336	335	0.1
Ironwood Funding XIV LLC	08/23/24	2,510	2,399	0.4
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	05/21/25	344	344	0.1
Jerrold Finco PLC, 7.50%, 06/15/31	08/04/25	136	130	—
JSC Uzbekneftegaz, 8.75%, 05/07/30	10/09/25	543	536	0.1
Kier Group PLC, 9.00%, 02/15/29	02/19/25	130	137	—
Koninklijke KPN N.V., 4.88% (callable at 100, 06/18/29)	10/31/25	120	116	—
Koninklijke KPN N.V., 6.00% (callable at 100, 09/21/27)	02/19/25	108	119	—
Kronos International, Inc., 9.50%, 03/15/29	10/22/24	171	148	—
Landesbank Baden-Wurttemberg, 6.75% (callable at 100, 10/15/30)	01/28/25	207	234	—
LANXESS Aktiengesellschaft, 1.75%, 03/22/28	03/26/26	221	221	—
LHMC Finco 2 S.A R.L., 9.38%, 05/15/30	01/12/26	120	121	—
Longfor Group Holdings Limited, 3.95%, 09/16/29	03/12/26	164	156	—
Lorca Telecom Bondco S.A., 4.00%, 09/18/27	12/05/23	83	86	—
Loxama, 6.38%, 05/31/29	03/18/24	199	214	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	10/22/24	144	4	—
Maya, 5.63%, 10/15/28	03/20/26	233	232	—
Maya, 6.88%, 04/15/31	02/19/25	229	241	0.1
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29	02/23/26	259	256	0.1
Mehilainen Yhtiot Oy, 5.13%, 06/30/32	09/10/25	238	230	—
Miller Homes Group (Finco) PLC, 7.00%, 05/15/29	10/22/24	256	258	0.1
MKS Inc., 4.25%, 02/15/34	03/20/26	224	221	—
Motel One GmbH, 7.75%, 04/02/31	05/21/25	193	192	—
MPT Operating Partnership, L.P., 7.00%, 02/15/32	05/14/25	237	227	—
NAC Kazatomprom JSC, 3.50%, 04/14/33	12/04/23	324	350	0.1
Nationwide Building Society, 7.50% (callable at 100, 12/20/30)	01/28/25	375	398	0.1
Navoiy Kon-Metallurgiya Kombinati, Aksiyadorlik Jamiyati, 6.95%, 10/17/31	10/09/25	598	582	0.1
New Immo Holding, 6.00%, 03/22/29	03/06/25	224	231	—
New World Development Company Limited, 4.13%, 07/18/29	01/20/26	450	437	0.1
Nexans, 4.25%, 03/11/30	03/06/25	339	347	0.1
Nidda Healthcare Holding GmbH, 5.63%, 02/21/30	05/21/25	230	231	—
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30	08/29/25	241	235	—
Nissan Motor Co., Ltd., 5.25%, 07/17/29	10/16/25	178	171	—
Nissan Motor Co., Ltd., 6.38%, 07/17/33	01/12/26	121	115	—
Northleaf Chorus Investors LP	03/27/25	3,096	3,001	0.5
Odido Group Holding B.V., 5.50%, 01/15/30	12/06/23	139	148	—
Olympus Water US Holding Corporation, 6.13%, 02/15/33	12/15/25	234	222	—
Ontex Group, 5.25%, 04/15/30	05/21/25	350	318	0.1
Optics BidCo S.p.A., 2.38%, 10/12/27	11/20/25	114	113	—
Optics BidCo S.p.A., 6.88%, 02/15/28	10/23/24	227	240	0.1
Optics BidCo S.p.A., 1.63%, 01/18/29	07/18/25	110	108	—
Orsted A/S, 5.13% (callable at 100, 09/14/29)	02/05/25	385	404	0.1
Orsted A/S, 5.25%, 12/08/22	04/22/24	166	175	—
Pachelbel BidCo S.p.A., 7.13%, 05/17/31	10/23/24	234	226	—
Paprec Holding, 4.50%, 07/15/32	10/06/25	238	227	—
People's Government of Inner Mongolia Autonomous Region, 4.45%, 07/07/31	07/18/25	269	276	0.1
Pinewood Finco PLC, 6.00%, 03/27/30	05/29/25	195	187	—
Pinnacle Bidco PLC, 10.00%, 10/11/28	12/05/23	260	275	0.1
Presidence de la Republique de Cote d'Ivoire, 4.88%, 01/30/32	02/19/25	675	698	0.1
Presidence de la Republique de Cote d'Ivoire, 6.63%, 03/22/48	12/04/23	1,263	1,399	0.3
Presidencia de la Republica de El Salvador, 9.50%, 07/15/52	10/22/24	313	329	0.1
Presidencia de la Republica Dominicana, 7.05%, 02/03/31	08/19/25	360	353	0.1
Primo Water Holdings Inc., 3.88%, 10/31/28	02/14/25	156	170	—
Progroup AG, 5.38%, 04/15/31	10/23/24	202	221	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 21.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

March 31, 2026

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Prosus N.V., 3.83%, 02/08/51	12/04/23	239	251	0.1
Proximus, 4.75% (callable at 100, 07/02/31)	02/05/25	327	344	0.1
Prysmian S.p.A., 5.25% (callable at 100, 05/21/30)	07/02/25	243	234	—
Punch Finance PLC, 7.88%, 12/30/30	07/23/25	207	197	—
Q-Park Holding I B.V., 5.13%, 02/15/30	07/16/25	253	245	0.1
Q-Park Holding I B.V., 4.25%, 09/01/30	08/06/25	118	113	—
RAC Bond Co PLC, 5.25%, 11/04/27	12/06/23	246	261	0.1
Rakuten Group, Inc., 4.25% (callable at 100, 04/22/27)	10/22/24	190	223	—
Ray Financing LLC, 6.50%, 07/15/31	10/22/24	453	460	0.1
Republic of Suriname, Government of the, 8.50%, 11/06/35	10/30/25	300	309	0.1
Romania, Government of, 6.38%, 09/18/33	02/19/25	1,774	1,756	0.3
Romania, Government of, 5.75%, 07/04/36	02/25/26	82	76	—
Rossini S.a r.l., 6.75%, 12/31/29	05/21/25	117	119	—
Schaeffler AG, 4.50%, 03/28/30	05/23/24	785	795	0.1
Seplat Energy PLC, 9.13%, 03/21/30	02/18/26	212	212	—
Shift4 Payments, LLC, 5.50%, 05/15/33	10/16/25	242	217	—
Silgan Holdings Inc., 4.25%, 02/15/31	10/28/25	118	112	—
Snf Group, 4.50%, 03/15/32	05/21/25	116	117	—
SoftBank Group Corp., 5.25%, 10/10/29	02/05/26	150	142	—
Southern Disposal Solutions, LLC, 18.00%, 12/15/30	12/10/25	2,985	2,960	0.5
Studio City Finance Limited, 6.50%, 01/15/28	10/10/25	250	247	0.1
Sudzucker International Finance B.V., 5.95% (callable at 100, 05/28/30)	07/23/25	233	224	—
TAP–Transportes Aereos Portugueses, SGPS, S.A., 5.13%, 11/15/29	02/05/25	334	341	0.1
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29	07/02/25	335	325	0.1
Telecom Italia S.p.A., 7.88%, 07/31/28	07/09/24	230	249	0.1
Telefonica Europe B.V., 2.38% (callable at 100, 02/12/29)	07/02/25	447	432	0.1
Telefonica Europe B.V., 5.75% (callable at 100, 01/15/32)	04/30/24	215	236	—
Telefonica Europe B.V., 6.14% (callable at 100, 02/03/30)	02/19/25	111	120	—
Telefonica Europe B.V., 6.75% (callable at 100, 06/07/31)	10/23/24	236	246	0.1
Teva Pharmaceutical Finance Netherlands II B.V., 4.38%, 05/09/30	10/22/24	542	578	0.1
The Democratic Socialist Republic of Sri Lanka, 3.60%, 02/15/38	11/04/25	572	549	0.1
TK Elevator Midco GmbH, 4.38%, 07/15/27	12/04/23	33	35	—
TMNL Holding BV, 3.75%, 01/15/29	07/18/25	116	112	—
Toucan Finco Ltd., 8.25%, 05/15/30	01/22/26	173	150	—
Trivium Packaging Finance B.V., 6.63%, 07/15/30	07/23/25	307	290	0.1
Turk Telekomunikasyon Anonim Sirketi, 7.38%, 05/20/29	03/19/26	204	202	—
Turkiye Is Bankasi Anonim Sirketi, 7.75%, 06/12/29	10/09/25	258	255	0.1
Turquoise Hill Resources Ltd., 7.88%, 01/23/30	12/05/25	206	202	—
TVL Finance PLC, 10.25%, 04/28/28	01/13/26	135	127	—
UGI International, LLC, 2.50%, 12/01/29	10/23/24	213	214	—
Unibail-Rodamco-Westfield SE, 4.75% (callable at 100, 06/11/31)	12/15/25	361	343	0.1
Unicredit, Societa' Per Azioni, 3.88% (callable at 100, 06/03/27)	10/23/24	205	227	—
Unicredit, Societa' Per Azioni, 6.50% (callable at 100, 12/03/31)	01/28/25	325	357	0.1
United Group B.V., 5.25%, 02/01/30	12/05/23	101	113	—
United Group B.V., 6.75%, 02/15/31	10/23/24	287	290	0.1
Upgrade Master Pass-Thru Trust, Series 2025-ST1-CRT1, 0.00%, 04/15/32	03/31/25	6,065	5,274	0.9
Valeo, 4.50%, 04/11/30	02/19/25	332	343	0.1
Valeo, 5.13%, 05/20/31	09/04/25	118	115	—
Valeo, 4.63%, 03/23/32	11/20/25	115	112	—
Vedanta Resources Limited, 10.88%, 09/17/29	02/03/25	229	236	—
Veolia Environnement, 2.50% (callable at 100, 01/20/29)	02/19/25	426	436	0.1
Verisure Midholding AB, 5.25%, 02/15/29	10/22/24	481	500	0.1
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	07/02/25	187	167	—
VMED O2 UK Financing I PLC, 5.63%, 04/15/32	02/19/25	241	226	—
Vodafone Group Public Limited Company, 3.00%, 08/27/80	12/04/23	520	546	0.1
VZ Vendor Financing II B.V., 2.88%, 01/15/29	07/18/25	109	105	—
Wintershall Dea GmbH, 3.00% (callable at 100, 07/20/28)	12/05/23	289	331	0.1
Wynn Macau, Limited, 5.63%, 08/26/28	03/11/26	199	197	—
Zegona Finance PLC, 6.75%, 07/15/29	02/19/25	207	216	—
ZF Friedrichshafen AG, 2.25%, 05/03/28	03/06/25	205	219	—
ZF Friedrichshafen AG, 3.75%, 09/21/28	02/06/24	105	112	—
ZF Friedrichshafen AG, 6.13%, 03/13/29	07/02/25	117	116	—
ZF Friedrichshafen AG, 3.00%, 10/23/29	10/23/24	99	105	—
ZF Friedrichshafen AG, 7.00%, 06/12/30	07/31/25	116	118	—
Ziggo B.V., 2.88%, 01/15/30	11/20/25	110	106	—
		145,568	150,810	26.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 21.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

March 31, 2026

Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.53% - Class I	886	222,971	213,041	645	—	—	10,816	1.9
JNL Government Money Market Fund, 3.63% - Class SL	500	1,511	2,011	4	—	—	—	—
	1,386	224,482	215,052	649	—	—	10,816	1.9

Summary of Investments by Country^	Total Long Term Investments
United States of America	64.3%
Bermuda	14.6
United Kingdom	3.7
France	1.7
Germany	1.6
Cayman Islands	1.5
Spain	0.9
Netherlands	0.9
Canada	0.9
Multi-National	0.8
Italy	0.7
Mexico	0.6
Nigeria	0.5
Argentina	0.4
Cote D'Ivoire	0.4
Romania	0.4
Sweden	0.4
Ireland	0.3
Switzerland	0.3
Honduras	0.3
Egypt	0.3
Colombia	0.2
South Africa	0.2
Brazil	0.2
Zambia	0.2
Israel	0.2
Uzbekistan	0.2
Sri Lanka	0.2
Belgium	0.2
Portugal	0.2
Ecuador	0.2
Chile	0.2
India	0.1
Ghana	0.1
Guatemala	0.1
Turkey	0.1
Benin	0.1
Austria	0.1
Bahamas	0.1
Czech Republic	0.1
Japan	0.1
Denmark	0.1
Paraguay	0.1
China	0.1
Finland	0.1
Macau	0.1
Hong Kong	0.1
Dominican Republic	0.1
Kazakhstan	0.1
Luxembourg	0.1
Peru	0.1
El Salvador	0.1
Australia	0.1
Suriname	0.1
South Korea	0.1
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 21.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

March 31, 2026

Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	252	June 2026		28,530	59	(546)
United States 10 Year Ultra Bond	216	June 2026		24,946	64	(426)
United States 2 Year Note	309	July 2026		64,331	24	(231)
United States 5 Year Note	695	July 2026		76,196	98	(1,011)
United States Long Bond	19	June 2026		2,232	7	(68)
					252	(2,282)
Short Contracts
Euro BOBL	(105)	June 2026	EUR	(12,357)	(10)	274
Euro Bund	(53)	June 2026	EUR	(6,817)	(13)	199
Euro Buxl 30 Year Bond	(2)	June 2026	EUR	(225)	(1)	5
Euro OAT	(17)	June 2026	EUR	(2,087)	(7)	80
Euro Schatz	(43)	June 2026	EUR	(4,592)	—	51
Long Gilt	(13)	June 2026	GBP	(1,206)	(2)	86
United States Ultra Bond	(3)	June 2026		(361)	—	11
					(33)	706

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.46 (Q)	3.86	5.00	06/20/31	(5,800)	278	52	48

Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	SCB	04/15/26	EUR	12,146	14,048	(223)
GBP/EUR	CIT	04/15/26	EUR	(135)	(156)	(1)
GBP/EUR	CIT	04/15/26	EUR	(306)	(354)	1
GBP/USD	SCB	04/15/26	GBP	5,915	7,828	(174)
USD/EUR	SCB	04/15/26	EUR	(55,979)	(64,747)	1,142
USD/GBP	SCB	04/15/26	GBP	(5,805)	(7,683)	176
USD/GBP	SSB	04/15/26	GBP	(12,939)	(17,125)	393
					(68,189)	1,314

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 21.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

March 31, 2026

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts. Private Funds can represent number of shares issued or contributed capital to date.

2 The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (MT) – Maturity; (Q) - Quarterly; (S) - Semi-Annually.

Currency Abbreivations:

EUR - European Currency Unit (Euro)

GBP - British Pound

USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%

EURIBOR - Europe Interbank Offered Rate

LLC/L.L.C - Limited Liability Company

PLC/P.L.C. - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rates

S.p.A/S.P.A - Joint-Stock Company

US/U.S. - United States

Counterparty Abbreviations:

CIT - Citibank, Inc GSC - Goldman Sachs & Co. SCB - Standard Chartered Bank
SSB - State Street Brokerage Services, Inc.

See accompanying Notes to Financial Statements.

Jackson Credit Opportunities Fund

Statement of Assets and Liabilities (in thousands, except net asset value per share)

March 31, 2026

Assets
Investments - unaffiliated, at value	$564,315
Investments - affiliated, at value	10,816
Forward foreign currency contracts	1,712
Variation margin on futures/futures options contracts	252
Variation margin on swap agreements	52
Cash	4,867
Foreign currency	1,449
Receivable from:
Investment securities sold	993
Dividends and interest	5,301
Deposits with brokers and counterparties	3,215
Prepaid portfolio investment fees	41
Other assets	4
Total assets	593,017
Liabilities
Forward foreign currency contracts	398
Variation margin on futures/futures options contracts	33
Payable for:
Investment securities purchased	13,253
Advisory fees	789
Portfolio investment fees	11
Administrative fees	123
Board of trustee fees	2
Chief compliance officer fees	2
Other expenses	1
Total liabilities	14,612
Net assets	$578,405
Net assets consist of:
Paid-in capital	$552,660
Total distributable earnings (loss)	25,745
Net assets	$578,405
Net assets - Class I	$578,405
Shares outstanding - Class I	54,535
Net asset value per share - Class I	$10.61
Investments - unaffiliated, at cost	$568,756
Investments - affiliated, at cost	10,816
Foreign currency cost	1,450

See accompanying Notes to Financial Statements.

Jackson Credit Opportunities Fund

Statement of Operations (in thousands)

For the Year Ended March 31, 2026

Investment income
Dividends (a)	$645
Interest	48,620
Securities lending (a)	2
Total investment income	49,267

Expenses
Advisory fees	9,074
Administrative fees	1,418
Portfolio investment fees	36
Legal fees	79
Board of trustee fees	8
Chief compliance officer fees	2
Other expenses	9
Total expenses	10,626
Net investment income (loss)	38,641

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	1,386
Foreign currency	201
Forward foreign currency contracts	(5,047)
Futures/futures options contracts	3,725
Swap agreements	56
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(5,725)
Foreign currency	(26)
Forward foreign currency contracts	3,311
Futures/futures options contracts	(3,141)
Swap agreements	48
Net realized and unrealized gain (loss)	(5,212)
Change in net assets from operations	$33,429
(a) Affiliated income	$649

See accompanying Notes to Financial Statements.

Jackson Credit Opportunities Fund

Statement of Changes in Net Assets (in thousands)

For the Year Ended March 31, 2026

Operations
Net investment income (loss)	$38,641
Net realized gain (loss)	321
Net change in unrealized appreciation
(depreciation)	(5,533)
Change in net assets from operations	33,429
Distributions to shareholders
From distributable earnings
Class I	(15,155)
Total distributions to shareholders	(15,155)
Share transactions[1]
Proceeds from the sale of shares
Class I	21,845
Reinvestment of distributions
Class I	5,424
Change in net assets from
share transactions	27,269
Change in net assets	45,543
Net assets beginning of year	532,862
Net assets end of year	$578,405

[1]Share transactions
Shares sold
Class I	2,129
Reinvestment of distributions
Class I	516
Change in shares
Class I	2,645
Purchases and sales of long term
investments
Purchase of securities	$377,677
Proceeds from sales of securities	$378,716

See accompanying Notes to Financial Statements.

Jackson Credit Opportunities Fund

Statement of Changes in Net Assets (in thousands)

For the Year Ended March 31, 2025

Operations
Net investment income (loss)	$31,607
Net realized gain (loss)	7,838
Net change in unrealized appreciation
(depreciation)	(6,591)
Change in net assets from operations	32,854
Distributions to shareholders
From distributable earnings
Class I	(34,298)
Total distributions to shareholders	(34,298)
Share transactions[1]
Proceeds from the sale of shares
Class I	218,708
Reinvestment of distributions
Class I	8,370
Change in net assets from
share transactions	227,078
Change in net assets	225,634
Net assets beginning of year	307,228
Net assets end of year	$532,862

[1]Share transactions
Shares sold
Class I	21,246
Reinvestment of distributions
Class I	813
Change in shares
Class I	22,059

See accompanying Notes to Financial Statements.

Jackson Credit Opportunities Fund

Financial Highlights

For a Share Outstanding

Net Investment Income (Loss). Net investment income(loss) is calculated using the average shares method.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.

Income and Expense Ratios. Ratios are annualized for periods less than one year. The annualized expense ratios do not include expenses of any underlying investment companies.

			Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

Class I
03/31/26		10.27	0.72	(0.10)	0.62	(0.24)	(0.04)	10.61	6.21		578,405	68	1.87	1.87	6.82
03/31/25		10.30	0.76	0.05	0.81	(0.84)	—	10.27	7.99	(a)	532,862	85	1.86	1.86	7.37
03/31/24	(b)	10.00	0.23	0.28	0.51	(0.21)	—	10.30	5.16		307,228	39	1.86	1.86	6.93

(a)

Total return is calculated using the traded net asset value, which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have transacted at. The total return calculated using the reported net asset value was as follows: March 31, 2025: 8.09%;

(b)	The Fund commenced operations on December 1, 2023.

See accompanying Notes to Financial Statements.

Jackson Credit Opportunities Fund

Notes to Financial Statements

March 31, 2026

NOTE 1. ORGANIZATION

Jackson Credit Opportunities Fund (“Fund”) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company organized as a Massachusetts business trust on June 8, 2023. The Fund has elected to operate as an interval fund. The Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value ("NAV"), reduced by any applicable repurchase fee.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), serves as investment adviser and administrator to the Fund.

Neuberger Berman Investment Advisers LLC ("Sub-Adviser") serves as Sub-Adviser for the Fund.

Pursuant to exemptive relief, the Fund is authorized to offer two share classes, Class A and Class I. As of March 31, 2026, only Class I shares are available for purchase. Upon commencement of Class A, Class A shares and Class I shares will differ primarily due to the Shareholder Servicing Fee attributable to Class A shares. Shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class. From time to time, the Fund may have significant subscription and redemption activity which, when executed at the NAV rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Fund's valuation policy and procedures (“Valuation Policies and Procedures”), the Fund's Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of the Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of the Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Fund's NAV. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Fund's NAV.

Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Debt obligations with remaining maturities of 60 days or less, and that did not receive a price from a third-party pricing service, or it is determined that such valuation from the pricing service does not approximate fair value, may be valued at their amortized cost, unless it is determined that such practice does not approximate fair value. Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; tranche seniority; catastrophe perils and loss estimates; maturity extensions; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Private Investment Funds ("Private Funds") are generally valued using the latest NAV reported by the third-party fund manager or General Partner ("GP") as a practical expedient to estimate the fair value of such interests. The NAV and other information provided by a GP is reviewed for reasonableness based on knowledge of current market conditions and the individual characteristics of each Private Fund. If market information indicates that the NAV is not as of the measurement date, not calculated in a manner consistent with FASB ASC Topic 946 (“Topic 946”), or otherwise not reflective of the current value, best efforts shall be used to adjust the relevant Private Fund’s NAV in a manner consistent with the measurement principals of Topic 946, which could include adjusting the Private Fund’s NAV based on a proxy or investment model which is correlated to the underlying investment return. Private debt is generally fair valued according to procedures approved by the Board, which take into account factors such as yield; credit quality; interest rates; coupon rate; maturity; type of issue; and call features among others. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the

Jackson Credit Opportunities Fund

Notes to Financial Statements

March 31, 2026

close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Swap agreements that clear on exchanges are valued at the most recent bid quotation or evaluated price, as applicable, obtained from pricing models or by the clearing exchange using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board, which take into account factors such as the size of the holding, the nature and duration of the securities and the volume and depth of trading, among others. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment. A market-based approach may be utilized whereby related or comparable assets or liabilities, recent transactions, market multiples, book values and other inputs may be considered in determining fair value. An income-based valuation approach may also be used in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Inputs considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in, or offers for, the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The Fund intends to qualify as and be eligible to be treated each year as a Regulated Investment Company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute at least 90% of the sum of its investment company taxable income (as the term is defined in the Code) and any net tax-exempt interest income for such year. Effective October 1, 2025, the Board approved a change to the distribution policy and the Fund intends to declare and distribute dividends from net investment income at least annually. Prior to October 1, 2025, dividends from net investment income were accrued daily and paid quarterly. Distributions of net realized capital gains, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. Nevertheless, there can be no assurance that the Fund will pay distributions to Shareholders at any particular rate or at all. All distributions are automatically reinvested by the Fund in additional shares unless a Shareholder is ineligible or elects otherwise. Each year, a statement on Internal Revenue Service Form 1099-DIV identifying the amount and character of the Fund’s distributions will be mailed to Shareholders.

Other Service Providers. State Street Bank and Trust Company (“State Street” or "Custodian") acts as custodian and securities lending agent for the Fund. The Custodian has custody of all securities and cash of the Fund maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

The Fund has entered into a Transfer Agency Agreement with UMB Fund Services, Inc ("UMB"). UMB is the transfer agent and dividend disbursing agent of all shares.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.

Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statement of Operations. Interest income, including effective-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. The Fund may place a debt obligation on non-accrual status and reduce related interest income, and value, by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Distributions from Private Funds are recorded when communicated by the GP. Distributions from Private Funds that represent returns of capital in excess of cumulative profits and losses are credited to cost of investments rather than investment income. Portfolio investment fees that are paid outside of a Private Fund’s investment are expensed as incurred.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Fund are allocated to the classes based on the average daily net assets of each class. Expenses attributable to a specific class of shares are charged to that class.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and

Jackson Credit Opportunities Fund

Notes to Financial Statements

March 31, 2026

regulations that exist in the markets in which the Fund invests. When a capital gains tax is determined to apply, the Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Each business day, the fair values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statement of Operations.

Guarantees and Indemnifications. In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. However, since the commencement of operations, the Fund has not had claims or losses pursuant to its contracts. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In December 2023, FASB released Accounting Standards Update (“ASU”) 2023-09, titled "Improvements to Income Tax Disclosures" under Topic 740. This update aims to enhance the transparency and consistency of income tax disclosures by requiring disclosure of specific categories in the rate reconciliation and by providing disaggregated information on income taxes paid by jurisdiction, both domestically and internationally. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management has adopted the amendments and determined that they did not have a significant impact on the Fund's financial statements.

NOTE 3. FAIR VALUE MEASUREMENT

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes quoted prices (unadjusted) in active markets for identical investments that the Fund can access at the measurement date.

Level 2 includes other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs, to the extent observable inputs are not available, including the Adviser’s own assumptions in determining the fair value of investments.

Inputs used in the determination of the fair value level of Level 3 securities, which were deemed to be material, are disclosed within the notes below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments (in thousands) as of March 31, 2026 by valuation level.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other ($)[1]	Total ($)

Assets - Securities
Senior Floating Rate Instruments	—	186,075	9,104	—	195,179
Corporate Bonds And Notes	—	151,921	—	—	151,921
Catastrophe Bonds	—	86,993	—	—	86,993
Direct Access Lending[2]	—	—	32,170	46,482	78,652
Non-U.S. Government Agency Asset-Backed Securities	—	30,416	—	—	30,416
Government And Agency Obligations	—	21,027	—	—	21,027
Warrants	—	—	132	—	132
Short Term Investments	10,816	—	—	—	10,816
	10,816	476,432	41,406	46,482	575,136
Liabilities - Securities
Senior Floating Rate Instruments[2]	—	(4)	—	—	(4)
	—	(4)	—	—	(4)

Jackson Credit Opportunities Fund

Notes to Financial Statements

March 31, 2026

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other ($)[1]	Total ($)
(continued)
Assets - Investments in Other Financial Instruments[3]
Futures Contracts	706	—	—	—	706
Centrally Cleared Credit Default Swap Agreements	—	48	—	—	48
Open Forward Foreign Currency Contracts	—	1,712	—	—	1,712
	706	1,760	—	—	2,466
Liabilities - Investments in Other Financial Instruments[3]
Futures Contracts	(2,282)	—	—	—	(2,282)
Open Forward Foreign Currency Contracts	—	(398)	—	—	(398)
	(2,282)	(398)	—	—	(2,680)

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

3 All derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

The following table is a rollforward of asset types with significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the year ended March 31, 2026:

Balance at Beginning of Year ($)	Transfers into Level 3 During the Period[1]	Transfers out of Level 3 During the Period[1]	Realized Gain/(Loss)	Amortization/Accretion	Purchases	(Sales)	Balance at End of Year ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[2] ($)

Jackson Credit Opportunities Fund

Direct Access Lending	19,397	—	—	1	10	21,310	(7,820)	32,170	(728)
Senior Floating Rate Instruments	7,282	2,938	1,459	11	16	5,566	(4,942)	9,104	(308)
Warrants	—	—	—	—	—	—	—	132	132
Common Stocks	—	—	—	—	—	25	(25)	—	—
Non-U.S. Government Agency Asset-Backed Securities	266	—	266	—	—	—	—	—	—
	26,945	2,938	1,725	12	26	26,901	(12,787)	41,406	(904)

[1]	There were no significant transfers between Level 3 and Level 2 during the Year except for those noted.
[2]	Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held March 31, 2026.

Asset Class	Fair Value (In Thousands $)	Valuation Technique	Unobservable Input	Range (Weighted Average†)

Direct Access Lending	32,170	Discounted Cash Flow Model	Discount Rate	10.60% - 40.10% (15.00%)
Senior Floating Rate Instruments	7,130	Market Approach	Bid Price	90.00 - 101.00 (95.60)
Senior Floating Rate Instruments	1,974	Discounted Cash Flow Model	Discount Rate	8.95% - 9.25% (9.08%)
	9,104
Warrants	132	Black Scholes Model	Volatility	40.00% - 50.00% (42.50%)

† Unobservable inputs were weighted by the relative fair value of the instruments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. Jackson Credit Opportunities Fund participates in an agency based securities lending program. State Street serves as the securities lending agent to the Fund. Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third-party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S. Government securities; U.S. Government agencies’ debt securities; and U.S. Government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has

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Notes to Financial Statements

March 31, 2026

agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. The Fund also bears the market risk with respect to the collateral received and securities loaned. State Street receives a portion of the earnings from the Fund's securities lending program.

Cash collateral received is invested in the JNL Government Money Market Fund – Class SL, a registered government money market fund under the 1940 Act and series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The JNL Government Money Market Fund is offered to the Fund and its affiliates and is not available for direct purchase by members of the public. The JNL Government Money Market Fund pays JNAM annual fees, accrued daily and payable monthly, for investment advisory and administrative services.

Cash collateral received from the borrower is recorded in the Statement of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Fund as Investments - affiliated, at value or Investments - unaffiliated, at value, as applicable, on the Statement of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in Investments – unaffiliated, at value on the Statement of Assets and Liabilities. The Fund’s net exposure to a borrower is determined by the amount of any shortfall in collateral received compared to the value of securities on loan. The Fund may receive non-cash collateral in the form of securities received, which the Fund may not sell or re-pledge and accordingly are not reflected in the Statement of Assets and Liabilities. The value of securities on loan and collateral received (in thousands) at March 31, 2026 was $0.

Unregistered Securities. The Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the Securities Act of 1933, as amended, the Fund has the right to include those securities in such registration generally without cost to the Fund. The Fund has no right to require registration of unregistered securities. Private placements and other restricted securities are subject to legal and/or contractual restrictions on their sales. These securities may not be listed on an exchange and may have no active trading market. As a result of the absence of a public trading market, the prices of these securities may be more volatile and more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund’s level of illiquidity.

Senior and Junior Loans. The Fund may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Unfunded Commitments. The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets and Payable for Investment securities purchased in the Statement of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on Investments – unaffiliated in the Statement of Operations.

NOTE 5. PRINCIPAL RISKS

Unlisted Closed-End Structure and Liquidity Limited to Quarterly Repurchases of Shares Risk. The Fund has been organized as a non-diversified, closed-end management investment company. Closed-end funds differ from open-end management investment companies in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the shares. The Fund will offer only a limited degree of liquidity by conducting quarterly repurchase offers, which are generally expected to be for 5% of the Fund’s outstanding shares. There is no assurance that the Fund will repurchase shares in the amount desired. In addition, with very limited exceptions, shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end registered investment companies.

There will be a substantial period of time between the date as of which shareholders must submit a request to have their shares repurchased and the date they can expect to receive payment for their shares from the Fund. Shareholders whose shares are accepted for repurchase bear the risk that the Fund’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such shares are valued for purposes of such repurchase.

Repurchase Offers Risk. The Fund currently expects to conduct quarterly repurchase offers for no less than 5% of its outstanding shares. Substantial requests for the Fund to repurchase shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable. In the event that a repurchase offer is oversubscribed, the Fund will repurchase tendered shares on a pro rata basis. Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer.

Credit and Counterparty Risk. In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Like credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity

Jackson Credit Opportunities Fund

Notes to Financial Statements

March 31, 2026

with which the Fund has unsettled, or open transactions will default. Financial assets, which potentially expose the Fund to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets is incorporated within its carrying value as recorded in the Fund's Statement of Assets and Liabilities. For certain derivative contracts (including futures, options on futures and certain swaps), the potential loss could exceed the value of the financial assets recorded in the financial statements for the Fund.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Senior and Junior Loan Risk. When the Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation may reduce the intrinsic value of an investment in the Fund.

Catastrophe Bonds Risk. A Catastrophe ("CAT") Bond is a form of insurance-linked security that is sold in the capital markets. An investment in CAT Bonds is subject to special risks, including limited resources of issuers, regulation, subordination and lower or no credit rating. CAT Bonds are a way for insurers, reinsurers, corporations and government entities that have risks associated with natural catastrophe events and disasters to transfer those risks to the capital market in securities format.

Liquidity and Valuation Risk. The securities in which the Fund invests will often be illiquid and may include other funds that will typically hold one or just a few investments. Valuations reported by other fund managers, which will form the basis for the Fund’s NAV, may be subject to later adjustment or revision. Valuations of Private Funds are inherently uncertain, may fluctuate over short periods of time, and may be based on estimates. The Adviser has engaged the services of a third-party pricing service to assist its valuations of Fund investments in certain circumstances.

Convertible Securities Risk. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Market and Volatility Risk. In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. The Fund may invest in derivatives to hedge the Fund's portfolio as well as for investment purposes which may increase volatility. Volatility may cause the Fund’s NAV per share to experience significant appreciation or depreciation in value over short periods of time.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Investment in Other Investment Companies Risk. Investments in other investment companies, including exchange-traded funds, are subject to market risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, Shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of the Fund’s investments. Cyber-attacks on the Fund, the Sub-Adviser or a service provider could cause business failures or delays in daily processing and the Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of the Fund. The rapid

Jackson Credit Opportunities Fund

Notes to Financial Statements

March 31, 2026

development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence, could exacerbate these risks or result in cybersecurity incidents that implicate personal data.

Leverage Risk. The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions may involve leverage of the Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Private Funds Risk. The Private Funds will not be subject to the 1940 Act, nor will they be publicly traded. As a result, the Fund’s investments in the Private Funds will not be subject to the protections afforded to Shareholders under the 1940 Act. By investing in the Private Funds indirectly through the Fund, a Shareholder bears two layers of asset-based fees and expenses – at the Fund level and the Private Fund level – in addition to indirectly bearing any performance fees charged by the Private Fund. Given the limited liquidity of the Private Funds, the Fund may not be able to alter its portfolio allocation in sufficient time to respond to any changes in the Private Funds that could be material and adverse, resulting in substantial losses from risks of Private Funds.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. Government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries. Political disruptions, terrorism, armed conflicts, tariffs or the threat of tariffs, other restrictions on trade or economic sanctions, global health crises and pandemics, and geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the prolonged armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, and potential conflict between China and Taiwan (including if China were to attempt unification of Taiwan by force) may adversely affect the value of the Fund's investments. In addition, the Iranian conflict that commenced in February 2026 may result in market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations in currency. Escalation of hostilities in the Middle East could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of this conflict is impossible to predict. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments and the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

Artificial Intelligence Risk. Recent technological developments in, and the increasingly widespread use of, Artificial Intelligence ("AI") Technologies may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI Technologies. As AI Technologies are used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which AI Technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 6. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from the Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by the Fund that are used as collateral are identified as such within the Schedule of Investments.

Master Netting Agreements (“Master Agreements”). The Fund is subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. The Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the

Jackson Credit Opportunities Fund

Notes to Financial Statements

March 31, 2026

relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund's Sub-Adviser attempts to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If the Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statement of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by the Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

NOTE 7. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Fund. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Derivatives and Hedging and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for the Fund’s derivative investments during the year; (2) A summary table (in thousands) of the fair valuations of the Fund’s derivative instruments categorized by risk exposure, which references the location on the Statement of Assets and Liabilities and the realized and unrealized gain or loss on the Statement of Operations for each derivative instrument as of March 31, 2026; (3) A summary table (in thousands) of derivative instruments and certain investments of the Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statement of Assets and Liabilities as of March 31, 2026; and (4) A table reflecting the Fund’s average monthly derivative volume (in thousands) for the year ended March 31, 2026. The derivative instruments outstanding as of March 31, 2026, as disclosed in the Schedules of

Jackson Credit Opportunities Fund

Notes to Financial Statements

March 31, 2026

Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year ended March 31, 2026, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Fund.

Derivative Strategies - The Fund entered into futures contracts as a means of risk management/hedging and as an efficient means of obtaining exposure to certain markets as part of its investments strategy. The Fund entered into foreign currency contracts as a means of risk management/hedging and to minimize foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into credit default swap agreements as an efficient means of obtaining exposure to certain markets as part of its investment strategy.

Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2026
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	1,712	—	1,712
[6] Variation margin on futures/futures options contracts	—	—	—	—	252	252
[6] Variation margin on swap agreements	—	52	—	—	—	52
Total derivative instruments assets	—	52	—	1,712	252	2,016
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	398	—	398
[6] Variation margin on futures/futures options contracts	—	—	—	—	33	33
Total derivative instruments liabilities	—	—	—	398	33	431
The effect of derivative instruments on the Statement of Operations for the year ended March 31, 2026
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(5,047)	—	(5,047)
Futures/futures options contracts	—	—	—	—	3,725	3,725
Swap agreements	—	56	—	—	—	56
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	3,311	—	3,311
Futures/futures options contracts	—	—	—	—	(3,141)	(3,141)
Swap agreements	—	48	—	—	—	48

Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
CIT	1	(1)	—	—
SCB	1,318	(397)	—	921
SSB	393	—	—	393
Derivatives eligible for offset	1,712	(398)	—	1,314
Derivatives not eligible for offset	304
	2,016
Derivative Liabilities by Counterparty*
CIT	1	(1)	—	—
SCB	397	(397)	—	—
Derivatives eligible for offset	398	(398)	—	—
Derivatives not eligible for offset	33
	431

Average Derivative Volume
	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	190,740	107,616	446

1 Amounts eligible for offset are presented on a gross basis in the Statement of Assets and Liabilities.

2 Financial instruments eligible for offset, but not offset in the Statement of Assets and Liabilities.

3 Cash and security collateral not offset in the Statement of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

4 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

5 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund.

6 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 21 in the Schedule of Investments.

Pledged or Segregated Collateral. The following tables summarize cash and securities collateral pledged (in thousands) at March 31, 2026 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

Jackson Credit Opportunities Fund

Notes to Financial Statements

March 31, 2026

	Futures Contracts	Swap Agreements
Counterparty	Pledged or Segregated Cash($)	Pledged or Segregated Cash($)
GSC	2,775	440

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fees. The Fund has entered into an Investment Advisory and Management Agreement (“Investment Management Agreement”) with JNAM. Subject to the oversight of the Fund’s Board of Trustees, JNAM provides investment management services. Pursuant to the Investment Management Agreement, JNAM will receive an annual fee, accrued daily and payable monthly, at an annual rate of 1.60% on net assets between $0 - $1 billion and 1.55% on net assets over $1 billion.

Administrative Fee. JNAM also serves as the Administrator to the Fund. JNAM provides or procures most of the necessary administrative functions and services for the operations of the Fund. The Fund pays JNAM an annual fee, accrued daily and paid monthly, at an annual rate of 0.25% on net assets between $0 - $3 billion and 0.22% on net assets over $3 billion. In accordance with the administration agreement, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and other services necessary for the operation of the Fund. The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees (“Independent Trustees”) and independent legal counsel to the Independent Trustees, a portion of the costs associated with the Chief Compliance Officer, and other services necessary for the operation of the Fund, except those specifically allocated to the Administrator under the administration agreement.

Distribution Agreement. Jackson National Life Distributors LLC (the “Distributor”), an affiliate of the Adviser, serves as distributor of the Fund’s shares on a best-efforts basis pursuant to a distribution agreement (the “Distribution Agreement”) between the Fund and the Distributor.

Deferred Compensation Plan. The Fund adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of one or more investment options at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of Trustees fees in the Statement of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of Trustees fees set forth in the Statement of Operations.

NOTE 9. REPURCHASE OFFERS

The Fund is a closed-end interval fund and, in order to provide some liquidity to Shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Shares at the applicable NAV per Share, subject to approval of the Board. In all cases such repurchases will be for at least 5% and not more than 25% of the Fund’s outstanding Shares at the applicable NAV per Share, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for no less than 5% of its outstanding Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Board determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A Shareholder may be subject to market and other risks, and the NAV per Share of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV per Share for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders.

During the year ended March 31, 2026, the Fund engaged in the following repurchase offers:

Repurchase Request Deadline	Shares Repurchased ($ in thousands)	Percentage of Outstanding Shares Offered to be Repurchased	Percentage of Outstanding Shares Repurchased	Amount Repurchased ($ in thousands)
06/10/2025	–	5.00%	0.00%	–
09/09/2025	–	5.00%	0.00%	–
12/09/2025	–	5.00%	0.00%	–
03/10/2026	–	5.00%	0.00%	–

Jackson Credit Opportunities Fund

Notes to Financial Statements

March 31, 2026

NOTE 10. INCOME TAX MATTERS

The Fund intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with the Code, applicable to RICs. Therefore, no federal income tax provision is required.

The Fund did not pay significant federal, state, or local income taxes nor did the Fund pay significant income taxes in foreign jurisdictions.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: foreign currency reclassifications, premium amortization and paydown reclassifications, adjustments related to complex securities, and distribution adjustments. These reclassifications have no impact on net assets.

As of March 31, 2026, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for federal income tax purposes were as follows:

Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
584,221	6,237	(15,327)	(9,090)

As of March 31, 2026, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives held were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)

Futures/Futures Options Contracts	(1,576)	—	—	—
Forward Foreign Currency Contracts	1,314	—	—	—
Swap Agreements	230	48	—	48

As of March 31, 2026, the components of distributable taxable earnings for U.S. federal income tax purposes (in thousands) were as follows:

Undistributed Net Ordinary Income*($)	Undistributed Net Long-Term Capital Gain($)	Unrealized Gains (Losses)**($)	Capital Loss Carryforward($)
33,541	1,331	(9,127)	—

*  Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** Unrealized gains (losses) are adjusted for certain tax basis adjustments.

The tax character of distributions paid by the Fund (in thousands) during the Fund's fiscal year ended March 31, 2026 was as follows:

Net Ordinary Income*($)	Long-term Capital Gain**($)	Return of Capital($)
13,085	2,164	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** The Fund designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code section 852(b)(3), the amount necessary to reduce earnings and profits of the

Fund related to net capital gains to zero for the fiscal year ended March 31, 2026.

The tax character of distributions paid by the Fund (in thousands) during the Fund's fiscal year ended March 31, 2025 was as follows:

Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
40,617	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The Fund files U.S. federal and various state and local tax returns. The Fund’s federal tax returns are generally subject to examination for a period of three fiscal years after the date they are filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management completed an evaluation of the Fund's tax positions taken for all open tax years and based on that evaluation, determined that no provision for federal income tax was required in the Fund's financial statements during the year ended March 31, 2026.

Jackson Credit Opportunities Fund

Notes to Financial Statements

March 31, 2026

NOTE 11. SEGMENT REPORTING

The Fund's President and Chief Executive Officer is the Fund's Chief Operating Decision Maker (“CODM”). The Fund operates as a single reportable segment, which reflects how the CODM monitors and manages the operating results of the Fund. The CODM manages the allocation of resources in accordance with the Fund's objective and the terms of its prospectus and evaluates total return of the Fund versus its comparative benchmarks. The Adviser or Sub-Adviser implements the investment objective and program by selecting securities and determining asset allocation ranges. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition is consistent with that presented within the Fund's financial statements and financial highlights. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as Total Assets and significant segment expenses are listed on the accompanying Statement of Operations.

NOTE 12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements are issued and has concluded there were no events that require adjustments to the financial statements or disclosure in the notes to financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Jackson Credit Opportunities Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Jackson Credit Opportunities Fund (the Fund), including the schedule of investments, as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the two-year period then ended and the period from December 1, 2023 (commencement of operations) through March 31, 2024. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period from December 1, 2023 through March 31, 2024, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, transfer agent, general partners/managers of the underlying investments, agent banks and brokers or by other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more JNL investment companies since 2001.

Chicago, Illinois
May 20, 2026

Jackson Credit Opportunities Fund

Additional Disclosures (Unaudited)

March 31, 2026

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, shareholder services and other operating expenses. Operating expenses such as these are deducted from the Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading titled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare the Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 10/01/25($)	Ending Account Value 03/31/26($)	Expenses Paid During Period($)†	Beginning Account Value 10/01/25($)	Ending Account Value 03/31/26($)	Expenses Paid During Period($)†
Jackson Credit Opportunities Fund
Class I	1.88	1,000.00	1,006.60	9.41	1,000.00	1,015.56	9.45

†Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 182/365.

Other Federal Income Tax Information. The information reported below is for the period ended December 31, 2025. Qualified dividend information will be provided on each shareholder’s 2025 Form 1099-DIV.

For the period ended December 31, 2025, the Fund hereby designates the following percentages, or the maximum amount allowable under the Code, as qualified dividends: 0.00%

For the period ended December 31, 2025, the Fund hereby designates the following percentages, or the maximum amount allowable under the Code, as distributions eligible for the dividends received deduction for corporations: 0.00%

Quarterly Portfolio Holdings. The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request by calling the Fund's toll-free at 1-877-545-0041.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Fund’s Adviser (and Sub-Adviser) used to vote proxies relating to portfolio securities and additional information on how the Fund voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2025, is available without charge (1) by calling 1-877-545-0041; (2) on Jackson National Life Insurance Company's or Jackson National Life Insurance Company of New York's website at www.jackson.com/interval-funds.html; and (3) by visiting the SEC’s website at www.sec.gov.

Trustees and Officers of Jackson Credit Opportunities Fund (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustee
Mark D. Nerud (59) [1] 1 Corporate Way Lansing, MI 48951	Trustee [2] (6/2023 to present) President and Chief Executive Officer (6/2023 to present) Chief Operating Decision Maker (12/2024 to present)	124

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer of JNAM (1/2010 to present); President of JNAM (1/2007 to present); Managing Board Member of JNAM (5/2015 to present); President, Chief Executive Officer, and Chief Operating Decision Maker of other investment companies advised by JNAM (11/2023 to present and 12/2006 to present); Principal Executive Officer of an investment company advised by PPM America, Inc. (11/2017 to 12/2024)

Other Directorships Held by Trustee During Past 5 Years: None
Independent Trustees
Eric O. Anyah (58) 1 Corporate Way Lansing, MI 48951	Trustee [2] (8/2023 to present)	124
Principal Occupation(s) During Past 5 Years: Chief Financial Officer, The Museum of Fine Arts, Houston (10/2013 to present)
Other Directorships Held by Trustee During Past 5 Years: None
Michael J. Bouchard (69) 1 Corporate Way Lansing, MI 48951	Trustee [2] (8/2023 to present)	124
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/1999 to present)
Other Directorships Held by Trustee During Past 5 Years: None
Ellen Carnahan (70) 1 Corporate Way Lansing, MI 48951	Trustee [2] (8/2023 to present)	124
Principal Occupation(s) During Past 5 Years: Principal, Machrie Enterprises LLC (venture capital firm) (7/2007 to present); Board Member of various corporate boards (see below)

Other Directorships Held by Trustee During Past 5 Years:

Director, Audit Committee Member, and Governance Committee Member (5/2015 to present) and Audit Committee Chair (3/2019 to present), ENOVA International Inc.; Director and Audit Committee Member (11/2016 to 8/2023) and Compensation Committee Chair (3/2018 to 8/2023), Paylocity Holding Corporation

John W. Gillespie (72) 1 Corporate Way Lansing, MI 48951	Trustee [2] (8/2023 to present)	124
Principal Occupation(s) During Past 5 Years: Investor, Business Writer, and Advisor (10/2006 to present); Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2/2013 to 12/2022)
Other Directorships Held by Trustee During Past 5 Years: None
Elisa Zúñiga Ramírez (57) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2026 to present)	124
Principal Occupation(s) During Past 5 Years: President, Exito Consulting (10/2022 to present)

Other Directorships Held by Trustee During Past 5 Years:

Director, Compensation Committee Member, and Nominating/Governance Committee Member (10/2023 to present) and Audit Committee Chair (5/2025 to present), Century Communities, Inc.; Director (4/2022 to present) and Audit Committee Chair (1/2026 to present), Trust for Professional Managers; Director and Audit & Asset/Liability Committee Member, Peoples Financial Services Corporation (3/2022 to present); Director and Environmental, Social and Governance Advisory Committee Member, Bow River Capital (1/2021 to 12/2024); Director (1/2021 to 12/2024) and Board Chair (1/2023 to 12/2024), Denver Employees Retirement Plan

Trustees and Officers of Jackson Credit Opportunities Fund (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
William R. Rybak (75) 1 Corporate Way Lansing, MI 48951	Trustee [2] (8/2023 to present)	124
Principal Occupation(s) During Past 5 Years: Private investor (5/2000 to present); Board Member of various corporate boards (see below)

Other Directorships Held by Trustee During Past 5 Years:

Director (2/2010 to present) and Board Chair (2/2016 to present), Christian Brothers Investment Services, Inc.; Trustee (2002 to present), and Audit Committee Chair (7/2019 to present), each of the Calamos Mutual Funds and Closed-End Funds; Trustee (10/2012 to 5/2024) and Chair Emeritus (5/2009 to 5/2024), Lewis University

Eric A. Thomas (61) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2026 to present)	124
Principal Occupation(s) During Past 5 Years: Independent Consulting Analyst (8/2019 to present); Professor, Suffolk University (7/2019 to present)

Other Directorships Held by Trustee During Past 5 Years:

Independent Trustee, Audit Committee Member, and Nominating and Governance Committee Member, Axxes Capital Funds (7/2022 to present); Director, Colorado State University Foundation (2/2011 to present)

Mark S. Wehrle (69) 1 Corporate Way Lansing, MI 48951	Chair of the Board [3] (1/2026 to present) Trustee [2] (8/2023 to present)	124
Principal Occupation(s) During Past 5 Years: Retired Certified Public Accountant (1/2011 to present)
Other Directorships Held by Trustee During Past 5 Years: None
Edward C. Wood (70) 1 Corporate Way Lansing, MI 48951	Trustee [2] (8/2023 to present) Chair of the Board (8/2023 to 12/2025)	124
Principal Occupation(s) During Past 5 Years: None
Other Directorships Held by Trustee During Past 5 Years: None
Patricia A. Woodworth (71) 1 Corporate Way Lansing, MI 48951	Trustee [2] (8/2023 to present)	124
Principal Occupation(s) During Past 5 Years: Chief Financial Officer, National Trust for Historic Preservation (11/2023 to 5/2024)
Other Directorships Held by Trustee During Past 5 Years: None
1 Mr. Nerud is an “interested person” of the Trust due to his position with JNAM, the Adviser.
[2] The Interested Trustee and the Independent Trustees are elected to serve for an indefinite term.

[3]  The Board Chairperson may be reelected for a second three-year term. If the Board Chairperson has served two consecutive terms, he or she may not serve again as the Board Chairperson, unless at least one year has elapsed since the end of his or her second consecutive term as Board Chairperson.

Trustees and Officers of Jackson Credit Opportunities Fund (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Officers
Emily J. Bennett (42) 1 Corporate Way Lansing, MI 48951	Vice President (6/2023 to present) Assistant Secretary (6/2023 to present)

Principal Occupation(s) During Past 5 Years:

Vice President of JNAM (8/2022 to present); Deputy General Counsel of JNAM (8/2021 to present); Assistant Vice President of JNAM (2/2018 to 8/2022); Associate General Counsel of JNAM (3/2016 to 8/2021); Vice President of other investment companies advised by JNAM (11/2023 to present and 11/2022 to present); Assistant Secretary of other investment companies advised by JNAM (11/2023 to present and 3/2016 to present); Assistant Secretary (1/2021 to 5/2022), Vice President (11/2017 to 12/2024), and Secretary (5/2022 to 12/2024) of an investment company advised by PPM America, Inc.

Eric A. Bjornson (50) 1 Corporate Way Lansing, MI 48951	Vice President (8/2025 to present)

Principal Occupation(s) During Past 5 Years:

Chief Operating Officer of JNAM (8/2025 to present); Senior Vice President of JNAM (3/2022 to present); Vice President, Operations of JNAM (6/2014 to 3/2022); Vice President of other investment companies advised by JNAM (8/2025 to present); Vice President of an investment company advised by PPM America, Inc. (8/2021 to 12/2024)

Garett J. Childs (46) 1 Corporate Way Lansing, MI 48951	Vice President (6/2023 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President of JNAM (8/2025 to present); Chief Financial Officer of JNAM (8/2021 to present); Manager, Board of Managers of Jackson National Life Distributors LLC (8/2025 to present); Vice President, Finance and Risk of JNAM (2/2019 to 8/2025); Controller of JNAM (11/2007 to 8/2021); Vice President of other investment companies advised by JNAM (11/2023 to present and 2/2019 to present)

Kelly L. Crosser (53) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (6/2023 to present)

Principal Occupation(s) During Past 5 Years:

Director, Legal of JNAM (12/2021 to present); Manager, Legal Regulatory Filings and Print of JNAM (1/2018 to 12/2021); Assistant Secretary of other investment companies advised by JNAM (11/2023 to present and 9/2007 to present)

Richard J. Gorman (60) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (6/2023 to present) Anti-Money Laundering Officer (6/2023 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Compliance Officer of JNAM (8/2018 to present); Chief Compliance Officer and Anti-Money Laundering Officer of other investment companies advised by JNAM (11/2023 to present and 8/2018 to present)

William P. Harding (51) 1 Corporate Way Lansing, MI 48951	Vice President (6/2023 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Investment Officer of JNAM (6/2014 to present); Vice President of other investment companies advised by JNAM (11/2023 to present and 11/2012 to present)

Kristen K. Leeman (50) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (6/2023 to present)

Principal Occupation(s) During Past 5 Years:

Senior Project Manager of JNAM (10/2023 to present); Senior Regulatory Analyst of JNAM (5/2021 to 10/2023); Regulatory Analyst of JNAM (1/2018 to 5/2021); Assistant Secretary of other investment companies advised by JNAM (11/2023 to present and 6/2012 to present)

Trustees and Officers of Jackson Credit Opportunities Fund (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Adam C. Lueck (43) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (6/2023 to present)

Principal Occupation(s) During Past 5 Years:

Associate General Counsel of JNAM (12/2021 to present); Senior Attorney of JNAM (2/2018 to 12/2021); Assistant Secretary of other investment companies advised by JNAM (11/2023 to present and 3/2018 to present)

Mia K. Nelson (43) 1 Corporate Way Lansing, MI 48951	Vice President (6/2023 to present)

Principal Occupation(s) During Past 5 Years:

Vice President, Tax of JNAM (8/2022 to present); Assistant Vice President, Tax of JNAM (3/2017 to 8/2022); Vice President of other investment companies advised by JNAM (11/2023 to present and 11/2022 to present); Assistant Vice President of other investment companies advised by JNAM (8/2017 to 11/2022)

Joseph B. O’Boyle (63) 1 Corporate Way Lansing, MI 48951	Vice President (6/2023 to present)

Principal Occupation(s) During Past 5 Years:

Vice President of JNAM (8/2015 to present); Vice President of other investment companies advised by JNAM (11/2023 to present and 1/2018 to present); Chief Compliance Officer and Anti-Money Laundering Officer of an investment company advised by PPM America, Inc. (2/2018 to 12/2024)

Susan S. Rhee (54) 1 Corporate Way Lansing, MI 48951	Vice President, Chief Legal Officer, and Secretary (6/2023 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and General Counsel of JNAM (1/2010 to present); Secretary of JNAM (11/2000 to present); Vice President, Chief Legal Officer, and Secretary of other investment companies advised by JNAM (11/2023 to present and 2/2004 to present); Vice President and Assistant Secretary of an investment company advised by PPM America, Inc. (11/2017 to 7/2022)

Andrew Tedeschi (61) 1 Corporate Way Lansing, MI 48951	Treasurer & Chief Financial Officer (6/2023 to present)

Principal Occupation(s) During Past 5 Years:

Vice President, JNAM (1/2019 to present); Treasurer and Chief Financial Officer of other investment companies advised by JNAM (11/2023 to present and 6/2020 to present); Principal Financial Officer, Treasurer, and Vice President of an investment company advised by PPM America, Inc. (1/2021 to 12/2024)

Jackson Credit Opportunities Fund

225 W. Wacker Drive
Suite 1000
Chicago, IL 60606

JND107175 05/26

JACKSON®

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant has named Mark Wehrle as an Audit Committee financial expert serving on its Audit Committee. Mark Wehrle is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Trustees as the independent registered public accounting firm of the registrant for the fiscal years ended March 31, 2025, and March 31, 2026. The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2025	$75,000	$0	$0	$0
2026	$75,000	$0	$0	$0

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2025	$0	$0	$0
2026	$0	$0	$0

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant's auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditor’s independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended March 31, 2025, was $0. The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended March 31, 2026, was $0.

(h) For the fiscal years ended March 31, 2025, and March 31, 2026, the Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, and concluded that such services were compatible with maintaining KPMG’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

I. Introduction and General Principles

A. Certain investment adviser subsidiaries of Neuberger Berman Group LLC ("NB") have been delegated the authority and responsibility to vote the proxies of their respective investment advisory clients and exercise such responsibility according to these policies and procedures.

B. NB understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

C. NB believes that the following policies and procedures are reasonably expected to ensure that proxy matters are conducted in the best interest of clients, in accordance with NB's fiduciary duties, applicable rules under the Investment Advisers Act of 1940, fiduciary standards and responsibilities for ERISA clients set out in Department of Labor interpretations, the UK Stewardship Code, the Japan Stewardship Code and other applicable laws and regulations.

D. In instances where NB does not have authority to vote client proxies, it is the responsibility of the client to instruct the relevant custody bank or banks to mail proxy material directly to such client.

E. In all circumstances, NB will comply with specific client directions to vote proxies, whether or not such client directions specify voting proxies in a manner that is different from NB's proxy votes for other client accounts.

F. NB will seek to vote all shares under its authority so long as that action is not in conflict with client instructions. There may be circumstances under which NB may abstain from voting a client proxy, such as when NB believes voting would not be in clients' best interests (e.g., not voting in countries with share blocking or meetings in which voting would entail additional costs). NB understands that it must weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interests of the clients and, in the case of an ERISA client and other accounts and clients subject to similar local laws, a plan's participants and beneficiaries. NB's decision in such circumstances will take into account the effect that the proxy vote, either by itself or together with other votes, is expected to have on the value of the client's investment and whether this expected effect would outweigh the cost of voting.

II. Responsibility and Oversight

A. NB has designated a Governance & Proxy Committee (“Proxy Committee”) with the responsibility for:

(i) developing, authorizing, implementing and updating NB’s policies and procedures;

(ii) administering and overseeing the governance and proxy voting processes; and

(iii) engaging and overseeing any third-party vendors as voting delegates to review, monitor and/or vote proxies.

NB, at the recommendation of the Proxy Committee, has retained Glass, Lewis & Co., LLC (“Glass Lewis”) as its proxy voting service provider.

B. The Proxy Committee will meet as frequently and in such manner as necessary or appropriate to fulfill its responsibilities.

C. The members of the Proxy Committee will be appointed from time to time and will include the Chief Investment Officer (Equities), the Director of Global Equity Research, the Head of ESG & Impact Investing, and certain portfolio managers. A senior member of the Legal and Compliance Department will advise the Proxy Committee and may vote as a full member of the Committee if a vote is needed to establish a quorum or in the event that a vote is needed to break a tie. The Director of Investment Stewardship serves in an advisory role to the Proxy Committee but may also vote as a full member of the Committee if a vote is needed to establish a quorum or in the event that a vote is needed to break a tie. The Proxy Committee may also appoint substitute or additional members if needed to establish quorum in the absence of one or more members.

D. In the event that one or more members of the Proxy Committee are not independent with respect to a particular matter, the remaining members of the Proxy Committee shall constitute an ad hoc independent subcommittee of the Proxy Committee, which will have full authority to act upon such matter.

III. Proxy Voting Guidelines

A. The Proxy Committee developed the Governance and Proxy Voting Guidelines (“Voting Guidelines”) based on our Governance and Engagement Principles. These Guidelines are updated as appropriate and generally at least on an annual basis. With input from certain of our investment professionals, the modifications are intended to reflect emerging corporate governance issues and themes. The Proxy Committee recognizes that in certain circumstances it may be in the interests of our clients to deviate from our Voting Guidelines.

B. Our views regarding corporate governance and engagement, and the related stewardship actions, are informed by our ESG Investing group, in consultation with professionals in the Legal & Compliance and Global Equity Research groups, among others. These insightful, experienced and dedicated groups enable us to think strategically about engagement and stewardship priorities.

C. We believe NB’s Voting Guidelines generally represent the voting positions most likely to support our clients’ best economic interests across a range of sectors and contexts. These guidelines are not intended to constrain our consideration of the specific issues facing a particular company on a particular vote, and so there will be times when we deviate from the Voting Guidelines.

D. In the event that a portfolio manager or other investment professional at Neuberger Berman believes that it is in the best interest of a client or clients to vote proxies other than as provided in NB’s Voting Guidelines, the portfolio manager or other investment professional will submit in writing to the Proxy Committee the basis for his or her recommendation. The Proxy Committee will review this recommendation in the context of the specific circumstances of the proxy vote being considered and with the intention of voting in the best interest of our clients.

IV. Proxy Voting Procedures

A. NB will vote client proxies in accordance with a client’s specific request even if it is in a manner inconsistent with NB’s proxy votes for other client accounts. Such specific requests should be made in writing by the individual client or by an authorized officer, representative or named fiduciary of a client.

B. NB has engaged Glass Lewis as its proxy voting service provider to:

(i) provide research on proxy matters;

(ii) in a timely manner, notify NB of and provide additional solicitation materials made available reasonably in advance of a vote deadline;

(iii) vote proxies in accordance with NB’s Voting Guidelines or as otherwise instructed and submit such proxies in a timely manner;

(iv) handle other administrative functions of proxy voting;

(v) maintain records of proxy statements and additional solicitation materials received in connection with proxy votes and provide copies of such proxy statements promptly upon request; and

(vi) maintain records of votes cast.

C. Except in instances where clients have retained voting authority, NB will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to Glass Lewis.

D. NB retains final authority and fiduciary responsibility, consistent with applicable law, for proxy voting for clients that have delegated it authority and discretion to vote proxies.

V. Conflicts of Interest

A. NB shall direct Glass Lewis to vote proxies in accordance with the Voting Guidelines described in Section III or, in instances where a material conflict has been determined to exist, NB will generally instruct that such shares be voted in the same proportion as other shares are voted with respect to a proposal, subject to applicable legal, regulatory and operational requirements.. NB believes that this process is reasonably designed to address material conflicts of interest that may arise in conjunction with proxy voting decisions. Potential conflicts considered by the Proxy Committee when it is determining whether to deviate from NB’s Voting Guidelines include, among others: a material client relationship with the corporate issuer being considered; personal or business relationships between the portfolio managers and an executive officer; director, or director nominee of the issuer; joint business ventures; or a direct transactional relationship between the issuer and senior executives of NB.

B. In the event that an NB Investment Professional believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the Voting Guidelines described in Section III, such NB Investment Professional will contact a member of the Legal & Compliance Department advising the Proxy Committee and complete and sign a questionnaire in the form adopted from time to time. Such questionnaires will require specific information, including the reasons the NB Investment Professional believes a proxy vote in this manner is in the best interest of a client or clients and disclosure of specific ownership, business or personal relationship, or other matters that may raise a potential material conflict of interest with respect to the voting of the proxy. The Proxy Committee will meet with the NB Investment Professional to review the completed questionnaire and consider such other matters as it deems appropriate to determine that there is no material conflict of interest with respect to the voting of the proxy in the requested manner. The Proxy Committee shall document its consideration of such other matters. In the event that the Proxy Committee determines that such vote will not present a material conflict, the Proxy Committee will make a determination whether to vote such proxy as recommended by the NB Investment Professional. In the event of a determination to vote the proxy as recommended by the NB Investment Professional, an authorized member of the Proxy Committee will instruct Glass Lewis to vote in such manner with respect to the client or clients. In the event that the Proxy Committee determines that the voting of a proxy as recommended by the NB Investment Professional would not be appropriate, the Proxy Committee will:

(i) take no further action, in which case the Committee shall vote such proxy in accordance with the Voting Guidelines;

(ii) disclose such conflict to the client or clients and obtain written direction from the client with respect to voting the proxy;

(iii) suggest that the client or clients engage another party to determine how to vote the proxy;

(iv) instruct that such shares be voted in the same proportion as other shares are voted with respect to a proposal, subject to applicable legal, regulatory and operational requirements; or

(v) engage another independent third party to determine how to vote the proxy if voting in the manner described in

(iv) is not feasible.

A record of the Proxy Committee’s determinations shall be prepared and maintained in accordance with applicable policies.

C. In the event that the Voting Guidelines described in Section III do not address how a proxy should be voted the Proxy Committee will make a determination as to how the proxy should be voted. The Proxy Committee will consider such matters as it deems appropriate to determine how such proxy should be voted, including whether there is a material conflict of interest with respect to the voting of the proxy in accordance with its decision. The Proxy Committee shall document its consideration of such matters, and an authorized member of the Proxy Committee will instruct Glass Lewis to vote in such manner with respect to such client or clients.

D. Material conflicts cannot be resolved by simply abstaining from voting.

VI. Recordkeeping

NB will maintain records relating to the implementation of the Voting Guidelines and these procedures, including:

(i) a copy of the Voting Guidelines and these procedures, which shall be made available to clients upon request;

(ii) proxy statements received regarding client securities (which will be satisfied by relying on EDGAR or Glass Lewis);

(iii) a record of each vote cast (which Glass Lewis maintains on NB’s behalf);

(iv) a copy of each questionnaire completed by any NB Investment Professional under Section V above; and

(v) any other document created by NB that was material to a determination regarding the voting of proxies on behalf of clients or that memorializes the basis for that decision.

Such proxy voting books and records shall be maintained in an easily accessible place, which may include electronic means, for a period of five years, the first two by the Legal & Compliance Department. Material conflicts cannot be resolved by simply abstaining from voting.

VII. Engagement and Monitoring

Consistent with the firm’s active management strategies, NB portfolio managers and members of the Global Equity Research team continuously monitor material investment factors at portfolio companies. NB professionals remain informed of trends and best practices related to the effective fiduciary administration of proxy voting. NB will make revisions to its Voting Guidelines and related procedures document when it determines it is appropriate or when we observe the opportunity to materially improve outcomes for our clients. Additionally, we will regularly undertake a review of selected voting and engagement cases to better learn how to improve the monitoring of our portfolio companies and the effectiveness of our stewardship activities.

VIII. Securities Lending

Some NB products or client accounts where NB has authority and responsibility to vote the proxies may participate in a securities lending program administered by NB. Where a security is currently on loan ahead of a shareholder meeting, NB will generally attempt to terminate the loan in time to vote those shares. Where a security that is potentially subject to being loaned is eligible to be voted in a stockholder meeting a portfolio manager may restrict the security from lending. NB maintains the list of securities restricted from lending and receives daily updates on upcoming proxy events from the custodian.

IX. Disclosure

Neuberger Berman will publicly disclose all voting records of its co-mingled funds (Undertakings for Collective Investment in Transferable Securities [UCITS] and mutual funds), which can be found at https://www.nb.com/en/global/esg/nb-votes -- Neuberger Berman cannot publicly disclose vote level records for separate accounts without express permission of the client. Neuberger Berman will publicly disclose aggregate reporting on at least an annual basis for all votes cast across co- mingled and separate accounts. Neuberger Berman welcomes the opportunity to discuss the rationale for a given vote with investee companies as part of our ongoing engagement activities. Neuberger Berman may also choose to provide broad explanations for certain voting positions on important or topical issues in advance of the vote. Additionally, our proxy voting guidelines can be found on our website: https://www.nb.com/en/global/esg/nb-votes.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Managers

Adam Grotzinger, CFA is a Managing Director and joined Neuberger in 2015. Mr. Grotzinger is a Senior Fixed Income Portfolio Manager based in Chicago. Prior to joining Neuberger Berman, he worked in the Fixed Income teams at Franklin Templeton in Singapore, London and California. Mr. Grotzinger graduated cum laude from the University of Vermont with a BS in International Business and a minor in Political Science. He is a Chartered Financial Analyst (CFA) Charterholder and member of the Chicago CFA society.

Ashok K. Bhatia, CFA, Managing Director, joined Neuberger in 2017. Mr. Bhatia is the Chief Investment Officer and Global Head of Fixed Income, and a member of Neuberger's Partnership and Asset Allocation Committees and Fixed Income's Investment Strategy Committee. Previously, Mr. Bhatia held senior investment and leadership positions in several asset management firms and hedge funds, including Wells Fargo Asset Management, Balyasny Asset Management and Stark Investments, and had investment responsibilities across global fixed income and currency markets. He began his career in 1993 as an investment analyst at Morgan Stanley. He received a BA with high honors in Economics from the University of Michigan, Ann Arbor, and an MBA with high honors from the University of Chicago. He has been awarded the Chartered Financial Analyst designation.

David M. Brown, CFA, Managing Director, rejoined the Neuberger in 2003. Dave is Global Co-Head of Investment Grade, Co-Head Multi-Sector Fixed Income, a member of the Fixed Income Investment Strategy Committee, and acts as Senior Portfolio Manager on both Global Investment Grade and Multi-Sector Fixed Income strategies. Mr. Brown also leads the Investment Grade Credit team in determining credit exposures across both Global Investment Grade and Multi-Sector Fixed Income strategies. He initially joined the Neuberger in 1991 after graduating from the University of Notre Dame with a BA in Government and subsequently received his MBA in Finance from Northwestern University. Prior to his return, he was a senior credit analyst at Zurich Scudder Investments and later a credit analyst and portfolio manager at Deerfield Capital. Mr. Brown has been awarded the Chartered Financial Analyst designation.

David Kupperman, PhD is a Managing Director and is Co-head of the Neuberger Private Markets Investment Management team. He is also on the Investment Committees of the Multi-Sector Private Credit group, the Private Debt group, the Specialty Finance Group which he co-founded, as well as Chairman of the NB Insurance-Linked Strategies Underwriting Committee and a Director of NB Reinsurance Ltd. Dr. Kupperman also sits on Neuberger’s Asset Allocation Committee and the Investment Risk Committee. Prior to joining Neuberger in 2011, he was a partner and member of the investment committee at Alternative Investment Management, LLC. Before that, he was a managing director and member of the executive committee at Paloma Partners Management Company, a multi-strategy hedge fund focused on relative value trading strategies. Previously, Dr. Kupperman was a principal at The Carlyle Group, one of the world’s largest alternative investment managers. Prior to joining Carlyle, he was a vice president in both the private equity and portfolio strategy groups at Goldman, Sachs & Co. Dr. Kupperman is on the board of the Palisades Park Conservancy. He holds an MA and a PhD in physics from Johns Hopkins University and a BA and an ME from Cornell University.

Joseph Lynch is a Managing Director and joined Neuberger in 2002. He is the Global Head of Non-Investment Grade Credit and a Senior Portfolio Manager for Non-Investment Grade Credit focusing on loan portfolios. In addition, he sits on the Credit Committee for Non-Investment Grade Credit and serves on Neuberger’s Partnership Committee. Mr. Lynch was a founding partner of LightPoint Capital Management LLC, which was acquired by Neuberger in 2007. Prior to joining LightPoint, he was employed at ABN AMRO, where he was responsible for structuring highly leveraged transactions. Mr. Lynch earned a BS from the University of Illinois and an MBA from DePaul University.

Louay Mikdashi is a Managing Director and joined Neuberger in June 2022 and is Co-Head of Multi-Sector Private Credit. In this role, he co-leads the team’s investment strategy and business initiatives. The Multi-Sector Private Credit team employs and opportunistic investment approach designed to have the flexibility to invest across the credit and liquidity spectrum. The team benefits from a differentiated sourcing model that leverages both internal and external origination partners, enabling a high degree of selectivity and flexibility. Prior to joining Neuberger, Mr. Mikdashi was the Head of an Opportunistic alternative division at BlackRock in EMEA, where he helped build and scale a global investment franchise spanning alternative asset classes and the capital structure. Previously, he served as Global Chief Investment Officer of the Alternatives division at Santander Asset Management and co-chaired Neuberger’s Global Investment Committee in his role as Chief Investment Strategist. Mr. Mikdashi holds advanced degrees from Harvard Business School (General Management Program), Boston College (M.S. in Finance), Babson College (MBA Entrepreneurship), and HEC Paris (M.S. in Economics).

Neuberger Berman Investment Advisers LLC

Neuberger Berman Investment Advisers LLC (“Neuberger”), 1290 Avenue of the Americas, New York, New York 10104, serves as Sub-Adviser to the Fund. The Sub-Adviser is responsible for choosing the Fund’s investments and the day-to-day management of the Fund’s investment portfolios. As compensation under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a monthly sub-advisory fee equal to 0.78% on an annualized basis of the average daily net assets of the Fund allocated to the Sub-Adviser.

Portfolio Manager Compensation Structure

Neuberger’s compensation philosophy is one that focuses on rewarding performance and incentivizing employees. Neuberger is also focused on creating a compensation process that it believes is fair, transparent, and competitive with the market.

Compensation for Portfolio Managers consists of either (i) fixed (salary) and variable (discretionary bonus) compensation but is more heavily weighted on the variable portion of total compensation, (ii) on a production model, whereby formulaic compensation is paid from the team compensation pool on a fixed schedule (typically monthly), or (iii) a combination of salary, bonus and/or production compensation. Compensation is paid from a team compensation pool made available to the portfolio management team with which the Portfolio Manager is associated. The size of the team compensation pool is determined based on a formula that takes into consideration a number of factors including the pre-tax revenue that is generated by that particular portfolio management team, less certain adjustments. The amount allocated to individual Portfolio Managers is determined on the basis of a variety of criteria, including investment performance (including the aggregate multi-year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger. Certain Portfolio Managers may manage products other than mutual funds, such as high net worth separate accounts. The share of pre-tax revenue a Portfolio Manager receives pursuant to any such arrangement will vary based on certain revenue thresholds.

The terms of Neuberger Berman’s long-term retention incentives are as follows:

Employee-Owned Equity. Certain employees (primarily senior leadership and investment professionals) participated in Neuberger’s equity ownership structure, which was launched as part of the firm’s management buyout in 2009 and designed to incentivize and retain key personnel. NBIA also currently offers an equity acquisition program which allows employees a more direct opportunity to invest in Neuberger.

Contingent Compensation. Certain employees may participate in Neuberger’s Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of Neuberger’s employees with the success of the firm and the interests of Neuberger’s clients, and to reward continued employment. Under the CCP, up to 20% of a participant’s annual total compensation in excess of $500,000 is contingent and subject to vesting. The contingent amounts are maintained in a notional account that is tied to the performance of a portfolio of Neuberger investment strategies as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation tied to Neuberger investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of members of investment teams, including Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger portfolio.

Restrictive Covenants. Most investment professionals, including Portfolio Managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of March 31, 2026:

Jackson Credit Opportunities Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Ashok Bhatia, CFA	Other Registered Investment Companies	7	$10.24 billion	0	$0
	Other Pooled Vehicles	23	$22.389 billion	0	$0
	Other Accounts	27	$8.38 billion	0	$0

David Brown, CFA	Other Registered Investment Companies	9	$10.72 billion	0	$0
	Other Pooled Vehicles	128	$36.9 billion	10	$87 million
	Other Accounts	416	$47.74 billion	0	$0

Adam Grotzinger, CFA	Other Registered Investment Companies	3	$993 million	0	$0
	Other Pooled Vehicles	19	$14.04 billion	0	$0
	Other Accounts	21	$3.9 billion	0	$0

David Kupperman, PhD	Other Registered Investment Companies	1	$54 million	0	$0
	Other Pooled Vehicles	7	$665 million	0	$0
	Other Accounts	4	$2.71 billion	1	$4 million

Joe Lynch	Other Registered Investment Companies	6	$488 million	0	$0
	Other Pooled Vehicles	114	$35.61 billion	39	$16.12 billion
	Other Accounts	35	$7.85 billion	1	$14 million

Louay Mikdashi	Other Registered Investment Companies	1	$54 million	0	$0
	Other Pooled Vehicles	3	$615 million	0	$0
	Other Accounts	2	$211 million	0	$0

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a Portfolio Manager for Neuberger has day-to-day management responsibilities with respect to more than one fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the Portfolio Manager must allocate his or her time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities or instruments held by a fund, and which may include transactions that are directly contrary to the positions taken by a fund. For example, a Portfolio Manager may engage in short sales of securities or instruments for another account that are the same type of securities or instruments in which a fund it manages also invests. In such a case, the Portfolio Manager could be seen as harming the performance of the fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities or instruments to fall. Additionally, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity. There may also be regulatory limitations that prevent a fund from participating in a transaction that another account or fund managed by the same Portfolio Manager will invest. For example, the Investment Company Act of 1940, as amended, prohibits the mutual funds from participating in certain transactions with certain of its affiliates and from participating in “joint” transactions alongside certain of its affiliates. The prohibition on “joint” transactions may limit the ability of the funds to participate alongside its affiliates in privately negotiated transactions unless the transaction is otherwise permitted under existing regulatory guidance and may reduce the amount of privately negotiated transactions that the funds may participate in. Further, NBIA may take an investment position or action for a fund or account that may be different from, inconsistent with, or have different rights than (e.g., voting rights, dividend or repayment priorities or other features that may conflict with one another), an action or position taken for one or more other funds or accounts, including a fund, having similar or different objectives. A conflict may also be created by investing in different parts of an issuer’s capital structure (e.g., equity or debt, or different positions in the debt structure). Those positions and actions may adversely impact, or in some instances benefit, one or more affected accounts, including a fund.

Potential conflicts may also arise because portfolio decisions and related actions regarding a position held for a fund or another account may not be in the best interests of a position held by another fund or account having similar or different objectives. If one account were to buy or sell portfolio securities or instruments shortly before another account bought or sold the same securities or instruments, it could affect the price paid or received by the second account. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund.

Finally, a conflict of interest may arise if Neuberger and a Portfolio Manager have a financial incentive to favor one account over another, such as a performance-based management fee that applies to one account but not all funds or accounts for which the portfolio manager is responsible. In the ordinary course of operations certain businesses within the Neuberger organization (“Neuberger”) will seek access to material non-public information. For instance, NBIA portfolio managers may obtain and utilize material non-public information in purchasing loans and other debt instruments and certain privately placed or restricted equity instruments. From time to time, Neuberger portfolio managers will be offered the opportunity on behalf of applicable clients to participate on a creditors or other similar committee in connection with restructuring or other “work-out” activity, which participation could provide access to material non-public information. Neuberger maintains procedures that address the process by which material non-public information may be acquired intentionally by Neuberger. When considering whether to acquire material non-public information, Neuberger will attempt to balance the interests of all clients, taking into consideration relevant factors, including the extent of the prohibition on trading that would occur, the size of Neuberger’s existing position in the issuer, if any, and the value of the information as it relates to the investment decision-making process. The acquisition of material non-public information would likely give rise to a conflict of interest since Neuberger may be prohibited from rendering investment advice to clients regarding the securities or instruments of such issuer and thereby potentially limiting the universe of securities or instruments that Neuberger, including a fund, may purchase or potentially limiting the ability of Neuberger, including a fund, to sell such securities or instruments. Similarly, where Neuberger declines access to (or otherwise does not receive or share within Neuberger) material non-public information regarding an issuer, the portfolio managers could potentially base investment decisions with respect to assets of such issuer solely on public information, thereby limiting the amount of information available to the portfolio managers in connection with such investment decisions. In determining whether or not to elect to receive material non-public information, Neuberger will endeavor to act fairly to its clients as a whole. Neuberger reserves the right to decline access to material non-public information, including declining to join a creditors or similar committee.

NBIA has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Security Ownership of Portfolio Managers for the Jackson Credit Opportunities Fund as of March 31, 2026:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Ashok Bhatia, CFA	X
David Brown, CFA	X
Adam Grotzinger, CFA	X
David Kupperman, PhD	X
Joe Lynch	X
Louay Mikdashi	X

.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (04/01/25 – 04/30/25) (1)	1,628,825	$10.13	–	–
Month #2 (05/01/25 – 05/31/25)	–	–	–	–
Month #3 (06/01/25 – 06/30/25) (2)	234,323	$10.39	–	–
Month #4 (07/01/25 – 07/31/25)	–	–	–	–
Month #5 (08/01/25 – 08/31/25)	–	–	–	–
Month #6 (09/01/25 – 09/30/25) (3)	208,825	$10.58	–	–
Month #7 (10/01/25 – 10/31/25)	–	–	–	–
Month #8 (11/01/25 – 11/30/25)	–	–	–	–
Month #9 (12/01/25 – 12/31/25)(4) (5)	573,162	$10.69	–	–
Month #10 (01/01/26 – 01/31/26)	–	–	–	–
Month #11 (02/01/26 – 02/08/26)	–	–	–	–
Month #12 (03/01/26 – 03/31/26)	–	–	–	–
Total	2,645,135	$10.31	–	–

(1) On April 16, 2025, other Funds managed by the Advisor purchased 1,628,825 shares of the registrant.

(2) On June 30, 2025, other Funds managed by the Advisor purchased 234,323 shares of the registrant.

(3) On September 30, 2025, other Funds managed by the Advisor purchased 208,825 shares of the registrant.

(4) On December 18, 2025, other Funds managed by the Advisor purchased 500,468 shares of the registrant.

(5) On December 31, 2025, other Funds managed by the Advisor purchased 72,694 shares of the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 16. Controls and Procedures.

(a) The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)

(1) Gross income earned by the Fund from securities lending activities	$1,878
(2) Any fees paid to State Street Bank from a revenue split	$85
(2) Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$187
(2) Administrative fees not included in the revenue split	$0
(2) Indemnification fees not included in the revenue split	$0
(2) Rebates (paid to borrower)	$1,122
(2) Any other fees not included in the revenue split	$0
(3) Aggregate fees/compensation paid by the Fund for securities lending activities	$1,394
(4) Net income from securities lending activities	$484

(b) Included as a part of the report to shareholders filed under Item 1.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1)Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.

(2) Not applicable.

(3) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(4) Not applicable.

(5) Not applicable.

(b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jackson Credit Opportunities Fund

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 27, 2026

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	May 27, 2026

EXHIBIT LIST

Exhibit 19(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002
Exhibit 19(a)(3)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 19(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.